As filed with the Securities and Exchange Commission on September 23, 1997
                                                                File No. 2-34215

                                                               File No. 811-1911
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 64

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 45
--------------------------------------------------------------------------------

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                     (FORMERLY SCHRODER CAPITAL FUNDS, INC.)
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code: 207-879-1900
--------------------------------------------------------------------------------

                           Catherine S. Wooledge, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 10005

                               Alexandra Poe, Esq.
                 Schroder Capital Management International Inc.
                         787 Seventh Avenue, 34th Floor
                            New York, New York 10019
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

__X__    immediately  upon  filing  pursuant to Rule 485,  paragraph  (b)
_____    on [ ] pursuant to Rule 485,  paragraph  (b)
_____    60 days after filing  pursuant to Rule 485, paragraph (a)(i)
_____    on _________ pursuant to Rule 485, paragraph (a)(i)
_____    75 days after filing pursuant to Rule 485,  paragraph (a)(ii)
_____    on [ ] pursuant to Rule 485, paragraph (a)(ii)
_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 (the "1933 Act") pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ending May 31, 1998 will be filed on or about July 22, 1998. Schroder U.S. Smaller Companies Fund of Registrant is structured as a master-feeder fund. This amendment is executed for the master fund.

PART A for Schroder U.S. Smaller Companies Fund - Advisor Shares, as filed in Post-Effective Amendment No. 60 to this Registration Statement under the Securities Act of 1933 is incorporated by reference herein in its entirety.

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A

                      (Prospectus offering Investor Shares

                    of Schroder U.S. Smaller Companies Fund.)

Form N-1A
 Item No.                (Caption)                                     Location In Prospectus (Caption)
---------                ---------                                     ---------------------------------

1.                Cover Page                                           Cover Page

2.                Synopsis                                             Prospectus Summary

3.                Condensed Financial Information                      Financial Highlights; Other Information -
                                                                       Performance Information

4.                General Description of                               Investment Objective and Policies;
                  Registrant                                           Additional Investment Policies and Risk
                                                                       Considerations

5.                Management of the Fund                               Management  of the Fund - Board of
                                                                       Trustees; Investment Adviser and Portfolio
                                                                       Manager; Administrative Services;
                                                                       Distribution Plan & Shareholder Services
                                                                       Plan; Expenses; Portfolio Transactions

5A.               Management's Discussion of`                          Not Applicable
                  Fund Performance

6.                Capital Stock and Other Securities                   Other Information - Capitalization and
                                                                       Voting; Shareholder Inquiries; Dividends,
                                                                       Other Distributions and Taxes

7.                Purchase of Securities                               Investment in the Fund - Purchase of
                                                                       Shares; Retirement Plans; Individual
                                                                       Retirement Accounts; Net Asset Value

8.                Redemption or Repurchase                             Investment in the Fund - Redemption of
                                                                       Shares; Net Asset Value

9.                 Pending Legal Proceedings                           Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B

 (SAI offering Advisor and Investor Shares of Schroder U.S. Smaller Companies Fund)


Form N-1A                                                              Location in Statement of Additional
 Item No.                (Caption)                                     Information (Caption)
---------                ---------                                     -----------------------------------

10.               Cover Page                                           Cover Page

11.               Table of Contents                                    Table of Contents

12.               General Information and History                      Other Information - Organization

13.               Investment Objectives and Policies                   Investment Policies; Investment
                                                                       Restrictions

14.               Management of the Fund                               Management - Officers and Directors

15.               Control Persons and Principal                        Not Applicable
                  Holders of Securities

16.               Investment Advisory and                              Management - Investment Adviser;
                  Other Services                                       Officers and Trustees; Administrative
                                                                       Services; Distribution of Fund
                                                                       Shares; Service Organizations;
                                                                       Portfolio Accounting; Fees  and
                                                                       Expenses; Portfolio Transactions
                                                                       Investment Decisions; Brokerage
                                                                       and Research Services; Other
                                                                       Information Custodian;
                                                                       Transfer Agent and Dividend
                                                                       Disbursing Agent; Legal Counsel;
                                                                       Independent Accountants

17.               Brokerage Allocation and                             Portfolio Transactions
                  Other Practices

18.               Capital Stock and Other Securities                   Other Information - Capitalization and
                                                                       Voting

19.               Purchase, Redemption and Pricing of                  Determination of Net Asset Value
                  Securities Being Offered                             Per Share

20.               Tax Status                                           Taxation

21.               Underwriters                                         Management - Distribution of Fund Shares;
                                                                       Fees and Expenses

22.               Calculation of Performance Data                      Other Information - Performance Information

23.               Financial Statements                                 Not Applicable


                      SCHRODER U.S. SMALLER COMPANIES FUND

                                 Advisor Shares

                        Prospectus dated October 1, 1997

1. The Advisor Shares Prospectus dated March 1, 1997 is hereby redated October 1, 1997.

2.   Replace page 4 with the following:

FINANCIAL HIGHLIGHTS

     The financial highlights of the Fund are presented below to assist you in evaluating per share performance of the Fund and its Advisor Shares for the periods shown. Prior to December 23, 1996, the Fund offered one class of shares-Investor Shares. Investor Shares' highlights are shown for the years ended October 31, 1996, 1995, 1994 and 1993 (which have had a lower expense ratio and higher performance than Advisor Shares). Advisor Shares are shown for the period December 23, 1996 (commencement of operations) through May 31, 1997. This information is part of the Fund's financial statements and has been audited by Coopers & Lybrand L.L.P., independent accountants to the Fund. The Fund's financial statements for the period ended May 31, 1997, and the related independent accountants' report are contained in the Fund's Annual Report to Shareholders and are incorporated by reference into the SAI. Further information about the performance of the Fund is contained in the Annual Report, which may be obtained without charge by writing the Fund at Two Portland Square, Portland, Maine 04101 or by calling (800) 290-9826.

                                        Advisor Shares                         Investor Shares
                                        --------------                          ---------------
                                                                              Year Ended October 31,
                                     Period Ended May 31,     ---------------------------------------------------
                                             1997(b)          1996(a)          1995          1994         1993(c)
                                     -------------------      ---------------------------------------------------

Net Asset Value, Beginning of Period         $11.89            $15.14          $11.81         $10.99       $10.00
Investment Operations:
   Net Investment Income (Loss)            (0.03)(d)           (0.06)(d)        (0.04)        (0.07)        (0.02)
   Net Realized and Unrealized Gain
     (Loss) on Investments                     1.38              4.10           3.78          0.97          1.01
                                               ----              ----           ----          ----          ----
Total from Investment Operations               1.35              4.04           3.74          0.90          0.99
                                               ----              ----           ----          ----          ----
Distributions from Net Realized
    Gain on Investments                        0.00             (1.95)         (0.41)         (0.08)         ----
                                               ----             ------          ------        ------         ----
Net Asset Value, End of Period                $13.24            $17.23         $15.14         $11.81        $10.99
                                              ======             ======         ======        ======        ======
Total Return                                  11.35%             29.35%         32.84%         8.26%         9.90%
Ratio/Supplementary Data:
Net Assets at the End of Period
    (000's Omitted)                            $81              $13,743        $15,287        $13,324       $12,489
Ratios to Average Net Assets:
Expenses Including
    Reimbursement/Waiver                   1.74%(d)(e)         1.49%(d)(e)       1.49%          1.45%       2.03%(e)
Expenses Excluding
    Reimbursement/Waiver                  57.02%(d)(e)             N/A            N/A           N/A           N/A
Net Investment Income (loss) Including
    Reimbursement/Waiver                  (0.67)%(d)(e)       (0.35)%(d)(e)     (0.30)%       (0.58)%      (0.99)%(e)
Average Commission Rate(f)                   $0.0584             $0.0583          N/A           N/A           N/A
Portfolio Turnover Rate(g)                   34.45%               58.50%         92.68%        70.82%        12.58%

(a) Effective May 1, 1997, the Fund changed its fical year end to May 31 from October 31. The Fund converted to Core and Gateway(R) on August 15, 1996.
(b)  On December 23, 1996, the Advisor Shares  commenced  operations.
(c)  The Fund commenced operations on August 6, 1993.
(d) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(e)  Annualized.
(f) For the fiscal year 1996 and thereafter, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities. The rate shown for the period ended May 31, 1997 represents the average commission per share paid by the Portfolio from November 1, 1996 through May 31, 1997. For the years ended October 31, 1996, 1995, 1994 and 1993, the rate shown represents the average commission per share paid by the Fund while it was making investments directly in securities.
(g) Portfolio turnover rate represents the rate of portfolio activity. The rate shown for the period ended May 31, 1997 represents portfolio activity of the Portfolio from November 1, 1996 through May 31, 1997. The rate shown for the year ended October 31, 1996 represents portfolio activity of the Fund prior to the Core and Gateway conversion (namely, November 1, 1995 through August 15, 1996). The blended rate for both the Fund and Portfolio for the full fiscal year ended October 31, 1996 is 105.13%.

3. The third paragraph in the section "Management of the Fund -- Investment Adviser and Portfolio Managers" on Page 10 of the Prospectus is replaced in its entirety by the following paragraph:

     Fariba Talebi, a Vice President of the Trust, a Group Vice President of SCMI and a Director of Schroder Capital Management Inc. with the assistance of the special small cap investment team is primarily responsible for the day-to-day management of the Portfolio's investments and has managed the Portfolio since its inception. Prior to March 1, 1997, Ira Unschuld, a First Vice President of SCMI and a member of the small cap investment team was a co-manager of the Fund. Ms. Talebi has been employed by SCMI in the investment research and portfolio management areas since 1987.

SCHRODER U.S. SMALLER COMPANIES FUND
INVESTOR SHARES

The fund's investment objective is capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of companies domiciled in the United States that have at the time of purchase market capitalizations of $1.5 billion or less. It is intended for long-term investors seeking to diversify their growth investments who are willing to accept the risks associated with investments in smaller companies. Current income is incidental to the objective of capital appreciation.

Schroder U.S. Smaller Companies Fund (the "Fund"), a series of Schroder Capital Funds (Delaware) (the "Trust"), seeks to achieve its investment objective by investing substantially all of its assets in Schroder U.S. Smaller Companies Portfolio (the "Portfolio"), a series of Schroder Capital Funds ("Schroder Core"). Accordingly, the Fund's investment experience corresponds directly with the Portfolio's investment experience. The Portfolio has an identical investment objective and substantially similar investment policies as the Fund. (See "Other Information -- Fund Structure.")

This Prospectus sets forth concisely the information you should know before investing and should be retained for future reference. To learn more about the Fund, you may obtain a copy of the Fund's current Statement of Additional Information (the "SAI") which is incorporated by reference into this Prospectus. The SAI dated October 1, 1997, as amended from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov) or may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling (800) 290-9826. The Fund has not authorized anyone to provide you with information that is different from what is contained in this Prospectus or in other documents to which this Prospectus refers you.

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY AND ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES. MUTUAL FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                 PROSPECTUS
                                                                 OCTOBER 1, 1997

PROSPECTUS SUMMARY

         This Prospectus offers Investor Class shares ("Investor Shares" or "Shares") of the Fund which is separately managed, diversified series of the Trust, an open-end, management investment company registered under the
Investment Company Act of 1940 (the "1940 Act"). THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS.

         OBJECTIVE.  Capital appreciation.

         STRATEGY. Invests at least 65% of its total assets in equity securities of companies domiciled in the United States that have market capitalizations of $1.5 billion or less at the time of investment.

     INVESTMENT ADVISER. The Portfolio's investment adviser is Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York 10019. The Fund (and indirectly its shareholders) bears a pro rata portion of the investment advisory fee the Portfolio pays to SCMI. (See "Management of the Fund - Investment Adviser and Portfolio Managers.")

     ADMINISTRATIVE SERVICES. Schroder Fund Advisors Inc. ("Schroder Advisors") serves as administrator and distributor of the Fund, and Forum Administrative Services, LLC ("Forum") serves as the Fund's subadministrator.

         PURCHASES AND REDEMPTIONS OF SHARES. Shares may be purchased or redeemed by mail, by bank-wire and through your broker-dealer or other financial institution. The minimum initial investment is $10,000, except that the minimum for an Individual Retirement Account ("IRA") is $2,000. The minimum subsequent investment is $2,500. (See "Investment in the Fund -- Purchase of Shares" and "-- Redemption of Shares.")

         DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund annually declares and pays as a dividend substantially all of its net investment income and at least annually distributes any net realized long-term capital gain and gain from foreign currency transactions. Dividends and long-term capital gain distributions are reinvested automatically in additional Investor Shares of the Fund at net asset value unless you elect in your account application, or otherwise in writing, to receive dividends and other distributions in cash. (See "Dividends, Distributions and Taxes.")

         RISK CONSIDERATIONS. Alone, the Fund is not a balanced investment plan. It is intended for long-term investors seeking to diversify their growth investments who are willing to accept the risks associated with investments in smaller companies. Investment in smaller companies involves risks in addition to those normally associated with investments in equity securities of large capitalization companies. Of course, as with any mutual fund, there is no assurance that the Fund or Portfolio will achieve its investment objective.

         The Fund's net asset value ("NAV") varies because the market value of the Fund's investment will change with changes in the value of the securities in which the Portfolio invests due to changes in market conditions, interest rates, currency rates, or political or economic situations. When you sell your Shares, they may be worth more or less than what you paid for them. (See "Risk Considerations.")

================================================================================

               FUNDS AVAILABLE THROUGH SCHRODER FUND ADVISORS INC.
        PLEASE CALL FOR COMPLETE INFORMATION AND TO OBTAIN A PROSPECTUS.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.


 SCHRODER CAPITAL FUNDS (DELAWARE) (800) 290-9826           SCHRODER SERIES TRUST  (800) 464-3108
 SCHRODER INTERNATIONAL BOND FUND                           SCHRODER LARGE CAPITALIZATION EQUITY FUND


 SCHRODER EMERGING MARKETS FUND                             SCHRODER MIDCAP VALUE FUND

 SCHRODER EMERGING MARKETS FUND INSTITUTIONAL               SCHRODER SMALL CAPITALIZATION VALUE FUND
   PORTFOLIO                                                SCHRODER INVESTMENT GRADE INCOME FUND
 SCHRODER INTERNATIONAL FUND                                SCHRODER SHORT-TERM INVESTMENT FUND
 SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
 SCHRODER MICRO CAP FUND
 SCHRODER U.S. EQUITY FUND
 SCHRODER U.S. SMALLER COMPANIES FUND
 SCHRODER CASH RESERVES FUND

================================================================================

EXPENSES OF INVESTING IN THE FUND

FEE TABLE

         The table below is intended to assist you in understanding the expenses that an investor in Investor Shares of the Fund would incur. There are no transaction expenses associated with purchases or redemptions of Investor Shares. The Annual Fund Operating Expenses are based on fees and expenses incurred during the Fund's fiscal period ended May 31, 1997.

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)(a)
     Management Fees (after fee waivers)(b)(c)............................ 0.50%


     12b-1 Fees...........................................................  None
     Other Expenses (After Reimbursements)(c)............................. 0.99%

     ---------------------------------------
     Total Fund Operating Expenses (c).................................... 1.49%

     (a) The Fund's expenses include the Fund's pro rata portion of all expenses of the Portfolio.

     (b) Management Fees reflects the fees paid by the Portfolio and the Fund to SCMI and Schroder Advisors for investment advisory and administrative services.
     (c) SCMI and Schroder Advisors voluntarily have undertaken to waive a portion of their fees and assume certain expenses of the Fund in order to limit Total Fund Operating Expenses to 1.49%. This undertaking cannot be withdrawn except by a majority vote of the Trust's Board of Trustees. (See "Management of the Fund--Expenses.") Without fee waivers and reimbursements, Management Fees, Other Expenses and Total Fund Operating Expenses would be 0.85%, 1.02% and 1.87%, respectively.

EXAMPLE

         The table below indicates how much you would pay in total expenses on a $1,000 investment in the Fund, assuming: (1) a 5% annual return; and (2) redemption at the end of each time period. The example is based on the expenses listed above, and assumes the reinvestment of all dividends and other distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES OR RETURNS MAY VARY FROM THOSE SHOWN. The 5% annual return is not a prediction of the Fund's return, but is the percentage required by the SEC for use in this example.

     1 YEAR..................................................................$15
     3 YEARS.................................................................$47
     5 YEARS.................................................................$81
     10 YEARS...............................................................$178

FINANCIAL HIGHLIGHTS

         The financial highlights of the Fund are presented below to assist you in evaluating per share performance of the Fund's Investor Shares for the periods shown. This information is part of the Fund's financial statements and has been audited by Coopers & Lybrand L.L.P., independent accountants to the Fund. The Fund's financial statements for the period ended May 31, 1997, and the related independent accountants' report are contained in the Fund's Annual Report to Shareholders and are incorporated by reference into the SAI. Further information about the performance of the Fund is contained in the Annual Report, which may be obtained without charge by writing the Fund at Two Portland Square, Portland, Maine 04101 or by calling (800) 290-9826.


                                                            Period Ended                         Year Ended
                                                               May 31                            October 31,
                                                               1997(b)        1996(a)         1995          1994         1993(c)
                                                            ------------   ---------------------------------------------------------
   Net Asset Value, Beginning of Period                        $17.23       $15.14          $11.81         $10.99        $10.00
   Investment Operations:
      Net Investment Income (Loss)                           (0.02)(c)     (0.06)(c)        (0.04)        (0.07)        (0.02)
        Net Realized and Unrealized Gain (Loss) on              1.88          4.10           3.78          0.97          1.01
                                                                ----          ----           ----          ----          ----
        Investments
  Total from Investment Operations                              1.86          4.04           3.74          0.90          0.99
                                                                ----          ----           ----          ----          ----
  Distributions from Net Realized Gain on Investments          (5.83)        (1.95)         (0.41)        (0.08)         ----
                                                               ------        ------         ------        ------         ----
  Net Asset Value, End of Period                               $13.26        $17.23         $15.14        $11.81        $10.99
                                                                ======        ======         ======        ======        ======
  Total Return                                                 14.73%        29.35%         32.84%         8.26%         9.90%
  Ratio/Supplementary Data:
  Net Assets at the End of Period (000's Omitted)             $26,104       $13,743        $15,287        $13,324       $12,489
  Ratios to Average Net Assets:
  Expenses Including  Reimbursement/Waiver                  1.49%(c)(d)    1.49%(c)(d)       1.49%          1.45%       2.03%(d)
  Expenses Excluding Reimbursement/Waiver                  1.87%(c)(d)        N/A            N/A           N/A           N/A
  Net Investment Income (loss) Including                   (0.42)%(c)(d)  (0.35)%(c)(d)     (0.30)%       (0.58)%      (0.99)%(d)
  Reimbursement/Waiver
  Average Commission Rate(e)                                 $0.0584        $0.0583          N/A           N/A           N/A
  Portfolio Turnover Rate(f)                                  34.45%        58.50%          92.68%        70.82%        12.58%

(a) On December 23, 1996, the Fund began offering a second class of shares, Advisor Shares, and all then outstanding shares of the Fund were redesignated as Investor Shares.
(b) Effective May 1, 1997, the Fund changed its fiscal year end to May 31 from October 31. The Fund converted to Core and Gateway(R) on August 15, 1996.
(c)  The Fund commenced operations on August 6, 1993.
(d) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(e)  Annualized.
(f) For the fiscal year 1996 and thereafter, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities. The rate shown for the period ended May 31, 1997 represents the average commission per share paid by the Portfolio from November 1, 1996 through May 31, 1997. For the years ended October 31, 1996, 1995, 1994 and 1993, the rate shown represents the average commission per share paid by the Fund while it was making investments directly in securities.
(g) Portfolio turnover rate represents the rate of portfolio activity. The rate shown for the period ended May 31, 1997 represents portfolio activity of the Portfolio from November 1, 1996 through May 31, 1997. For the years ended October 31, 1996, 1995, 1994 and 1993, the rate shown represents portfolio activity while the Fund was making investments directly in securities. The blended rate for both the Fund and the Portfolio for the full fiscal year ended October 31, 1996 is 105.13%.

INVESTMENT OBJECTIVE

         The investment objective of the Fund is capital appreciation. Current income is incidental to the objective of capital appreciation. The Fund is not intended for investors whose objective is assured income or preservation of capital. It is, rather, appropriate for investors who can bear the special risks associated with investment in smaller capitalization companies.

         The Fund currently seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has an identical investment objective and substantially similar investment policies as the Fund. There can be no assurance that the Fund or the Portfolio will achieve its investment objective.

INVESTMENT POLICIES

         Although the following information describes the investment policies of the Portfolio and the responsibilities of Schroder Core's Board of Trustees (the "Schroder Core Board"), it applies equally to the Fund and the Trust's Board of Trustees (the "Trust Board"). Additional information concerning the investment policies of the Fund and the Portfolio is contained in the SAI.

         Under normal market conditions the Portfolio will seek to achieve its investment objective by investing at least 65% of its total assets in equity securities  of  companies  domiciled  in the United  States  that at the time of purchase have market capitalizations of $1.5 billion or less. Market capitalization means the market value of a company's outstanding stock.

         In its investment approach, SCMI identifies securities of companies that it believes can generate above average earnings growth, and are selling at favorable prices in relation to book values and earnings. SCMI's assessment of the competency of an issuer's management will be an important investment consideration. These criteria are not rigid, and other investments may be included in the Portfolio if they could help the Portfolio attain its objective. These criteria can be changed by the Schroder Core Board, without shareholder approval.

         The Portfolio will invest principally in equity securities, namely, common stocks, securities convertible into common stocks, or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks. The Portfolio may also invest to a limited degree in non-convertible debt securities and preferred stocks when SCMI believes that such investments are warranted to achieve the Portfolio's investment objective.

         The Portfolio may invest in securities of small, unseasoned companies (which, together with any predecessors, have been in operation for less than three years), as well as in securities of more established companies. The Portfolio intends to invest no more than 25% of its total assets in unseasoned companies.

         Although there is no minimum rating for debt securities (convertible or non-convertible) in which the Portfolio may invest, the Portfolio intends to invest no more than 5% of its net assets in debt securities rated below "Baa" by Moody's Investors Service ("Moody's") or "BBB" by Standard and Poor's ("S&P") (such securities are commonly known as "high yield/high risk" securities or
"junk bonds"), and it will not invest in debt securities that are in default. Prices of high yield/high risk securities are generally more volatile than prices of higher rated securities, and are generally deemed more vulnerable to default on interest and principal payments. It should be noted that even bonds rated "Baa" by Moody's or "BBB" by S&P are described by them as having speculative characteristics.Changes in economic conditions or other circumstances are more likely to weaken the ability of issuers of these bonds to make principal and interest payments than is the case with higher grade bonds. The Portfolio is not obligated to dispose of securities due to rating changes by Moody's, S&P or other agencies. Additional information about the risks associated with investing in junk bonds is contained in the SAI.

         For temporary defensive purposes, the Portfolio may invest without limitation in (or enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers with respect to) short-term debt securities, including commercial paper, U.S. Treasury bills, other U.S. Government securities, certificates of deposit, and bankers' acceptances of U.S. banks. The Portfolio also may hold cash and time deposits in U.S. banks. Additional information about these securities is contained in the SAI.

         The following specific policies and limitations are considered at the time of any purchase. SCMI may not buy these instruments or use these techniques unless it believes that they are consistent with the Portfolio's objective.

         COMMON AND PREFERRED STOCK AND WARRANTS. The Portfolio may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, they would be entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and preferred stockholders (if any) are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment. A preferred stockholder is also a shareholder and not a creditor of the company. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and are not interest payments (which are expenses of the company). Equity securities owned by the Portfolio may be traded in the over-the-counter market or on a securities exchange, but are not necessarily traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by the Portfolio of a security to meet withdrawals by interest holders may require the Portfolio to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the "book value" of an issuer or other objective measure of a company's worth.

         The Portfolio may also invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time.

         CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible preferred stockentitles the holder to receive the dividend paid on the stock until it is converted or exchanged. Before conversion, convertible debt securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but are usually subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock.

         REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements, which are a means of investing monies for a short period whereby a seller -- a U.S. bank or recognized broker-dealer -- sells securities to the Portfolio and agrees to repurchase them (at the Portfolio's cost plus interest) within a specified period (normally one day). The values of the underlying securities purchased by the Portfolio are monitored at all times by SCMI to ensure that the total value of the securities equals or exceeds the value of the repurchase agreement. The Portfolio's custodian holds the securities until they are repurchased. If a seller defaults under a repurchase agreement, the Portfolio may have difficulty exercising its rights to the underlying securities and may incur costs and experience time delays in disposing of them. To evaluate potential risk, SCMI reviews the creditworthiness of banks and dealers with which the Portfolio enters into repurchase agreements.

         ILLIQUID AND RESTRICTED SECURITIES. The Portfolio will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid: (1) by virtue of the absence of a readily available market; or (2) because of legal or contractual restrictions on resale ("restricted securities"). There may be undesirable delays in selling illiquid securities at prices representing their fair value. Illiquid Investments include over-the-counter options held by the Portfolio and the portion of the assets used to cover such options. The limitation on investing in restricted securities does not include securities that may not be resold to the general public but may be resold (pursuant to Rule 144A under the Securities Act of 1933, as amended) to qualified institutional purchasers. If SCMI determines that a "Rule 144A security" is liquid pursuant to guidelines adopted by the Schroder Core Board, the security will not be deemed illiquid. These guidelines take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, that security may become illiquid, which could affect the Portfolio's liquidity. Additional information regarding these securities is contained in the SAI.

         LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend portfolio securities (otherwise than in repurchase transactions) to brokers, dealers and other financial institutions meeting specified credit conditions if the loan is fully collateralized and if, after any loan, the value of the securities loaned does not exceed 25% of the Portfolio's total asset value. By so doing, the Portfolio attempts to earn interest income. In the event of the other party's bankruptcy, the Portfolio could experience delays in recovering the securities loaned and, potentially, a loss.

         Securities loans are fully collateralized if the Portfolio maintains liquid assets in a segregated account equal in amount to the current market value of the securities loaned (including accrued interest thereon) plus the loan interest payable to the Portfolio. Any securities that the Portfolio receives as collateral will not become part of its portfolio at the time of the loan. In the event of a default by the borrower, the Portfolio will (if permitted by law) dispose of the collateral except for the part thereof that is a security in which the Portfolio is permitted to invest. While the securities are on loan, the borrower will pay the Portfolio any accrued income on those securities, and the Portfolio may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Cash collateral received by the Portfolio will be invested in U.S. Government securities and liquid high grade debt obligations. The value of securities loaned will be marked to market daily. Portfolio securities purchased with cash collateral are subject to possible depreciation. Loans of securities by the Portfolio will be subject to termination at the Portfolio's or the borrower's option. The Portfolio may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Schroder Core Board.

         OPTIONS AND FUTURES TRANSACTIONS. While the Portfolio does not presently intend to do so, it may write covered call options and purchase certain put and call options, stock index futures, and options on stock index futures and broadly-based stock indices, all of which are referred to as "Hedging Instruments. In general, the Portfolio may use Hedging Instruments: (1) to protect against declines in the market value of the portfolio's securities; or (2) to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities. The Portfolio will not use Hedging Instruments for speculation. The Hedging Instruments the Portfolio is authorized to use have certain risks associated with them, including: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of SCMI to predict the direction of stock prices, interest rates and other economic factors. Additional information regarding the Hedging Instruments the Portfolio may use and the risks associated with them is contained in the SAI.

         SHORT SALES AGAINST-THE-BOX. The Portfolio may not sell securities short except in "short sales against-the-box." For federal income tax purposes, short sales against-the-box may be made to defer recognition of gain or loss on the sale of securities "in the box." Noincome can result and no gain can be realized from securities sold short against-the-box until the short position is closed out. Additional information on "Short Sales Against-the-Box" is contained in the SAI.

     INVESTMENT POLICY CHANGES. The investment objective, and the investment policies of the Portfolio that are designated as fundamental, may not be changed without approval of the holders of a majority of the outstanding voting securities of the Portfolio. A majority of outstanding voting securities means the lesser of: (1) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented; or (2) more than 50% of outstanding shares. Non-fundamental investment policies of the Portfolio may be changed by the Schroder Core Board without approval of the investors in the Portfolio.

RISK CONSIDERATIONS

         SMALLER COMPANIES. While all investments have risks, investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

         UNSEASONED ISSUERS. Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which the Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect their sale by the Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

MANAGEMENT OF THE FUND

          [check mark] SCHRODER GROUP ASSETS UNDER MANAGEMENT WORLDWIDE

                    AS OF JUNE 30, 1997 -- OVER $175 BILLION

                                [WORLD GRAPHIC]

 THE SCHRODER INVESTMENT MANAGEMENT GROUP INVESTMENT AND REPRESENTATIVE OFFICES WORLDWIDE INCLUDE NEW YORK, LONDON, BOSTON, ZURICH, WARSAW, TOKYO, HONG KONG,
  BEIJING, SHANGHAI, TAIPEI, SEOUL, BANGKOK, KUALA LUMPUR, SINGAPORE, JAKARTA,
                SYDNEY, BUENOS AIRES, SAO PAULOAND AND BOGOTA .



BOARDS OF TRUSTEES

         The business and affairs of the Fund are managed under the direction of the Trust Board. The business and affairs of the Portfolio are managed under the direction of the Schroder Core Board. Additional information regarding the trustees and executive officers of the Trust, as well as Schroder Core's trustees and executive officers is contained in the SAI.

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

         As investment adviser to the Portfolio, SCMI manages the Portfolio and continuously reviews, supervises and administers its investments. SCMI is responsible for making decisions relating to the Portfolio's investments and placing purchase and sale orders regarding the Portfolio investments with brokers or dealers it selects. For these services SCMI is entitled to receive a monthly advisory fee at the annual rate of 0.60% of the Portfolio's average daily net assets, which the Fund indirectly bears through its investment in the Portfolio.


         SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated (doing business in New York as Schroders Holdings) the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices in eighteen countries. The Schroder Group specializes in providing investment management services.

         Fariba Talebi, a Vice President of the Trust, a Group Vice President of SCMI and a Director of Schroder Capital Management Inc. with the assistance of the special small cap investment team is primarily responsible for the day-to-day management of the Portfolio's investments and has managed the Portfolio since its inception. Ms. Talebi has been employed by SCMI in the investment research and portfolio management areas since 1987.

         The Fund began pursuing its investment objective through investment in the Portfolio on August 15, 1996. The Fund may withdraw its investment from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. (See "Other Information -- Fund Structure.") Accordingly, the Trust has retained SCMI as its investment adviser to manage the Fund's assets in the event the Fund withdraws its investment. SCMI does not receive an investment advisory fee from the Fund so long as the Fund remains completely invested in the Portfolio (or any other investment company). If the Fund resumes directly investing in portfolio securities, the Fund will pay SCMI a monthly advisory fee at the annual rate of 0.50% of the Fund's average daily net assets for the first $100 million; 0.40% on the next $150 million; and 0.35% of the Fund's average daily net assets in excess of $250 million. The investment advisory agreement between SCMI and the Trust with respect to the Fund is the same in all material respects as the Investment Advisory Agreement between SCMI and Schroder Core with respect to the Portfolio (except as to the parties, the fees payable thereunder and the circumstances under which fees will be paid).

ADMINISTRATIVE SERVICES

         On behalf of the Fund, the Trust has entered into an administration contract with Schroder Advisors, 787 Seventh Avenue, New York, New York 10019. On behalf of the Fund, the Trust has also entered into a subadministration agreement with Forum, Two Portland Square, Portland, Maine 04101. Under these agreements, Schroder Advisors and Forum provide certain management and administrative services necessary for the Fund's operations, other than the investment management and administrative services provided to the Portfolio by SCMI. Schroder Advisors is entitled to receive compensation, at the annual rate of 0.25% of the Fund's average daily net assets. Forum is entitled to receive compensation at the annual rate of 0.10% of the Fund's average daily net assets.

         Schroder Advisors and Forum provide similar services to the Portfolio. Schroder Advisors provides such services without compensation. The Portfolio pays Forum a monthly fee at the annual rate of 0.10% of the Portfolio's average daily net assets for Forum's subadministration services.

EXPENSES

         SCMI and Schroder Advisors voluntarily have undertaken to waive a portion of their fees or assume certain expenses of the Fund in order to limit total Fund expenses (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) chargeable to Investor Shares to 1.49% of the average daily net assets of the Fund attributable to the Shares. This expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Trust. If expense reimbursements are required, they will be made on a monthly basis. Forum may waive voluntarily all or a portion of their fees, from time to time.

PORTFOLIO TRANSACTIONS

         SCMI places orders for the purchase and sale of the Portfolio's investments with brokers and dealers selected by SCMI in its discretion and seeks "best execution" of such portfolio transactions. The Portfolio may pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

         Subject to the Portfolio's policy of obtaining the best price consistent with quality of execution on transactions, SCMI may employ: (1) Schroder & Co. Inc. and its affiliates ("Schroder & Co."), affiliates of SCMI, to effect transactions of the Portfolio on the New York Stock Exchange and (2) Schroder Securities Limited and its affiliates ("Schroder Securities"), affiliates of SCMI, to effect transactions of the Portfolio, if any, on certain foreign securities exchanges. Because of the affiliation between SCMI and both Schroder & Co. and Schroder Securities, the Portfolio's payment of commissions to them is subject to procedures adopted by the Schroder Core Board designed to ensure that commissions will not exceed the usual and customary brokers' commissions. No specific portion of the Portfolio's brokerage will be directed to Schroder & Co. or Schroder Securities, and in no event will either receive any brokerage in recognition of research services.

         Although the Portfolio does not currently engage in directed brokerage arrangements to pay expenses, it may do so in the future. These arrangements (whereby brokers executing the Portfolio's portfolio transactions agree to pay designated expenses of the Portfolio if brokerage commissions generated by the Portfolio reached certain levels) might reduce the Portfolio's expenses (and, indirectly, the Fund's expenses) and would not be expected to increase materially the brokerage commissions paid by the Portfolio. Brokerage commissions are not deemed to be Fund expenses.

CODE OF ETHICS

         The Trust, Schroder Core, SCMI, Schroder Advisors, and Schroders Incorporated have each adopted a code of ethics that contains a policy on personal securities transactions by "access persons," including portfolio managers and investment analysts. That policy complies in all material respects with the recommendations set forth in the Report of the Advisory Group on Personal Investing of the Investment Company Institute, of which the Trust is a member.

INVESTMENT IN THE FUND

PURCHASE OF SHARES

         Investors may purchase Investor Shares directly from the Trust. Prospectuses, sales material and account applications can be obtained from the Trust or through Forum Financial Corp., the Fund's transfer agent (the "Transfer Agent"). (See "Other Information -- Shareholder Inquiries.")

         Investor Shares are offered at the net asset value next determined after receipt of a completed account application (at the address set forth below). The minimum initial investment is $10,000. The minimum subsequent investment is $2,500. All purchase payments are invested in full and fractional Shares. The Fund is authorized to reject any purchase order.

         Purchases may be made by mailing a check (in U.S. dollars), payable to Schroder U.S. Smaller Companies Fund, to:

                  Schroder U.S. Smaller Companies Fund -- Investor Shares P.O. Box 446
                  Portland, Maine 04112

         For initial purchases, the check must be accompanied by a completed account application in proper form. Further documentation may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the investment.

         Investors may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

                  Chase Manhattan Bank
                  New York, NY
                  ABA No.: 021000021
                  For Credit To: Forum Financial Corp.
                  Account No.: 910-2-718187
                  Ref.: Schroder U.S. Smaller Companies Fund - Investor Shares Account of: (shareholder name)
                  Account No.: (shareholder account number)

         The wire order must specify the name of the Fund, the shares' class (I.E., Investor Shares), the account name and number, address, confirmation number, amount to be wired, name of the wiring bank, and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and an account application must be completed and mailed to the Fund before any account will become active. Wire orders received prior to 4:00 p.m. (Eastern Time) on each day that the New York Stock Exchange is open for trading (a "Fund Business Day") will be processed at the net asset value determined as of that day. Wire orders received after 4:00 p.m. (Eastern Time) will be processed at the net asset value determined as of the next Fund Business Day. (See "Net Asset Value".)

         The Transfer Agent establishes for each shareholder of record an open account to which all Shares purchased and all reinvested dividends and other distributions are credited. Although most shareholders elect not to receive share certificates, certificates for full Shares can be obtained by written request to the Transfer Agent. No certificates are issued for fractional shares.

     Subsequent purchases may be made by check or by sending a wire as described above. All payments should clearly indicate the shareholder's name and account number.

         The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and other distributions will automatically be reinvested. In addition, the amount of any outstanding checks for dividends, capital gain and other distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

RETIREMENT PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS

         Shares are offered in connection with  tax-deferred  retirement  plans.
Application forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

         The Fund may be used as an investment vehicle for an IRA, including SEP-IRA. An IRA naming The First National Bank of Boston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $2,000; the minimum subsequent investment is $2,000. Under certain circumstances contributions to an IRA may be tax deductible. IRAs are available to individuals (and their spouses) who receive compensation or earned income, whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual (or spouse) who participates in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before effecting a rollover.

STATEMENT OF INTENTION

         Investor Share investors also may meet the minimum initial investment requirement based on cumulative purchases by means of a written Statement of Intention, expressing the investor's intention to invest $10,000 or more in Investor Shares of the Fund within a period of 13 months.

         Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in shares of the Fund should complete the appropriate portion to the account application form. Current Fund shareholders can obtain a Statement of Intention form by contacting the Transfer Agent.

         The Fund reserves the right to redeem Shares in any account if, at the end of the Statement of Intention period, the account does not have a value of at least the minimum investment amount.

EXCHANGES

         Shareholders may exchange Investor Shares of the Fund for Investor Shares of any other series of the Trust so long as they meet the initial investment minimum of the fund being purchased and maintain the respective minimum account balance in each fund in which they own shares. Exchanges between each Fund are at net asset value.

         For federal income tax purposes an exchange is considered to be a sale of shares on which a shareholder may realize a capital gain or loss. An exchange may be made by calling the Transfer Agent at (800) 344-8332 or by mailing written instructions to Schroder Capital Funds (Delaware), P.O. Box 446, Portland, Maine 04112. Exchange privileges may be exercised only in those states where shares of the other series of the Trust may legally be sold. Exchange privileges may be amended or terminated at any time upon sixty (60) days' notice.

REDEMPTION OF SHARES

         Shares are redeemed at their next determined net asset value after receipt by the Fund (at the address set forth above under "Purchase of Shares") of a redemption request in proper form. Redemption requests may be made between 9:00 a.m. and 6:00 p.m. (Eastern Time) on each Fund Business Day. Redemption requests that are received prior to 4:00 p.m. (Eastern Time) will be processed at the net asset value determined as of that day. Redemption requests that are received after 4:00 p.m. (Eastern Time) will be processed at the net asset value determined the next Fund Business Day. (See "Net Asset Value.")

        BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at the telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the shares' class (I.E. Investor Shares), the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the account application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that telephone instructions are genuine. The Transfer Agent, Schroder Advisors and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market change, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

         WRITTEN REQUESTS. Redemptions may be made by letter to the Fund specifying the shares' class (I.E. Investor Shares), the dollar amount or number of shares to be redeemed, and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the telephone number appearing on the cover of this Prospectus.

         If shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request and the assignment form on the back of the certificates (or an assignment separate from the certificates but accompanied by the certificates) must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Fund suggests that certificates be sent by registered mail.

         ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds will normally be mailed within seven days. No redemption proceeds will be mailed until checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

         The Fund may suspend the right of  redemption  during any period  when:
(1) trading on the New York Stock Exchange is restricted or that exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

         If the Trust Board determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Shares in whole or in part by a distribution in kind of portfolio securities (from the investment portfolio of the Portfolio or of the Fund), in lieu of cash. The Fund will, however, redeem Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. Additional information on purchases and redemptions is contained in the SAI.

         The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

         Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem Shares in any account (other than an IRA) if at any time the account does not have a value of at least $2,000, unless the value of the account falls below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than $2,000 and be allowed at least 30 days to make an additional investment to increase the account balance to at least $2,000.

NET ASSET VALUE

         The net asset value per share of the Fund is calculated separately for each class of shares of the Fund at 4:00 p.m. (Eastern Time), Monday through Friday, each Fund Business Day, which excludes the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share is calculated by dividing the aggregate value of the Fund's assets less all Fund liabilities, if any, by the number of Shares of the Fund outstanding.

         Generally, securities held by the Portfolio that are listed on recognized stock exchanges are valued at the last reported sale price, on the day when the securities are valued (the "Valuation Day"), on the primary exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges for which there were no sales on the Valuation Day are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FUND

         The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. By complying therewith, the Fund will not have to pay federal income tax on that part of its investment income or net realized capital gain that is distributed to shareholders. The Fund intends to distribute substantially all of its income and net realized capital gain and therefore, intends not to be subject to federal income tax.

         Dividends and capital gain distributions on Investor Shares are reinvested automatically in additional Investor Shares at net asset value unless the shareholder has elected in the account application, or otherwise in writing, to receive dividends and other distributions in cash.

         After every dividend and other distribution, the value of a Share declines by the amount of the distribution. Purchases made shortly before a dividend or other distribution include in the purchase price the amount of the distribution, which will be returned to the investor in the form of a taxable distribution.

         Dividends and other distributions paid by the Fund with respect to both classes of its shares are calculated in the same manner and at the same time. The per share dividends on Advisor Shares are expected to be lower than the per share dividends on Investor Shares as a result of compensation payable to Service Organizations for shareholder servicing for the Advisor Shares.

         Dividends from the Fund's income generally will be taxable to shareholders as ordinary income, whether dividends are invested in additional Shares or received in cash. Distributions by the Fund of any net capital gain is taxable to a shareholder as long-term capital gain, regardless of how long the shareholder has held the Shares. Each year the Trust will notify shareholders of the tax status of dividends and other distributions.

         Dividends from the Fund will qualify for the dividends-received deduction for corporate shareholders to the extent dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations, provided the Fund shares are held for more than 45 days. If securities held by the Fund are considered to be debt-financed (generally, acquired with borrowed funds); are held by the Fund for fewer than 46 days (91 days in the case of certain preferred stock); or are subject to certain forms of hedges or short sales, then the portion of the dividends paid by the Fund attributable to such securities will not be eligible for the dividends-received deduction.

         A redemption of Shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's basis in the redeemed Shares. If Shares are redeemed at a loss after being held for six months or less, the loss will be treated as a long-term, rather than a short-term, capital loss to the extent of any capital gain distributions received on those Shares.

         The Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes.

         If the Fund's dividends exceed its taxable income in any year, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. Any return of capital will reduce the cost basis of your Shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your Shares. Shareholders will be notified by the Trust if a distribution includes a return of capital.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. Additional information on the Fund is contained in the SAI. Shareholders should consult their own tax advisors as to the tax consequences of their ownership of Shares.

THE PORTFOLIO

         The Portfolio is not required to pay federal income tax because it is classified as a partnership for federal income tax purposes. All interest, dividends, and gain and loss of the Portfolio will be deemed to have been "passed through" to the Fund in proportion to the Fund's holdings in the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio. The Portfolio intends to conduct its operations so as to enable the Fund to qualify as a regulated investment company.

OTHER INFORMATION

CAPITALIZATION AND VOTING

         The Trust was organized as a Maryland corporation on July 30, 1969; reorganized on February 29, 1988 as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as the Investor Shares), and the costs of doing so will be borne by the Trust. The Trust currently consists of eight separate Funds, each of which has a separate investment objective and policies.

         Shares are fully paid, non-assessable and have no preemptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Each share of the Fund has equal voting rights, except that if a matter affects only the shareholders of a particular class only shareholders of that class shall have a right to vote. On Trust matters requiring shareholder approval, shareholders of the Trust are entitled to vote only with respect to matters that affect the interests of the fund or the class of shares they hold, except as otherwise required by applicable law.

         There will normally be no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Trust may remove any person serving as a Trustee and the Trust Board will call a special meeting of shareholders to consider removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

REPORTS

         The Trust sends each Fund shareholder a semi-annual report and an audited annual report containing the Fund's financial statements.

PERFORMANCE

         The Fund may include quotations of its average annual total return, cumulative total return and other performance measures in advertisements or reports to shareholders or prospective investors. Average annual total return of a class of shares is based upon the overall dollar or percentage change in value of a hypothetical investment each year over specified periods. Average annual total returns reflect the deduction of a proportional share of a Fund's expenses (on an annual basis) and assumes investment and reinvestment of all dividends and other distributions at NAV. Cumulative total returns are calculated similarly except that the total return is aggregated over the relevant period instead of annualized.

         Performance quotations are calculated separately for each class of shares of the Fund. The Fund may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but do not reflect deductions for administrative and management costs and expenses.

         Performance information represents only past performance and does not necessarily indicate future results. Additional information and a description of the methods used to determine total return and other performance measures for the Fund is contained in the SAI.

CUSTODIAN AND TRANSFER AGENT

     The Chase Manhattan Bank, N.A. is custodian of the Fund's and of the Portfolio's assets. Forum Financial Corp. serves as the Fund's transfer and dividend disbursing agent.

SHAREHOLDER INQUIRIES

         Inquiries about the Fund, including its past performance, should be directed to:

                           Schroder U.S. Smaller Companies Fund
                           P.O. Box 446
                           Portland, Maine 04112

         Information about specific shareholder accounts may be obtained from the Transfer Agent by calling (800) 344-8332.

FUND STRUCTURE

         CLASSES OF SHARES. The Fund has two classes of shares, Investor Shares and Advisor Shares. Advisor Shares are offered by a separate prospectus to individual investors, in most cases through Service Organizations. Advisor Shares have lower investment minimums and incur more expenses than Investor Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions will differ between the classes. Information about Advisor Shares is available from the Fund by calling Schroder Advisors at (800) 730-2932.

         THE PORTFOLIO. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has an identical investment objective and substantially similar investment policies as the Fund. Accordingly, the Portfolio directly acquires its own securities and the Fund acquires an indirect interest in those securities. The Portfolio is a separate series of Schroder Core, a business trust organized under the laws of the State of Delaware in September 1995. Schroder Core is registered under the 1940 Act as an open-end, management investment company and currently has four separate series. The assets of the Portfolio, a diversified portfolio, belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Schroder Core.

         The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of March 1, 1997, there are two institutional investors in the Portfolio, the Fund and Small Cap Opportunities Fund, a series of Norwest Advantage Funds. The Portfolio may permit other investment companies or institutional investors to invest in it. All other investors in the Portfolio will invest on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses.

         The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

         The Portfolio will not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the Fund and could have different fees and expenses than the Fund. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares to members of the general public. Information regarding any such funds in the future will be available from Schroder Core by calling (800) 730-2932.

         Under federal securities law, any person or entity that signs a registration statement may be liable for a misstatement or omission of a material fact in the registration statement. Schroder Core, its Trustees and certain of its officers are required to sign the registration statement of the Trust and may be required to sign the registration statements of certain other investors in the Portfolio. In addition, Schroder Core may be liable for misstatements or omissions of a material fact in any proxy soliciting material of an investor in Schroder Core, including the Fund. Each investor in the Portfolio, including the Trust, will indemnify Schroder Core and its Trustees and officers ("Schroder Core Indemnitees") against certain claims.

         Indemnified claims are those brought against Schroder Core Indemnitees based on a misstatement or omission of a material fact in the investor's registration statement or proxy materials. No indemnification need be made, however, if such alleged misstatement or omission relates to information about Schroder Core and was supplied to the investor by Schroder Core. Similarly, Schroder Core will indemnify each investor in the Portfolio, including the Fund, for any claims brought against the investor with respect to the investor's registration statement or proxy materials, to the extent the claim is based on a misstatement or omission of a material fact relating to information about Schroder Core that is supplied to the investor by Schroder Core. In addition, each registered investment company investor in the Portfolio will indemnify each Schroder Core Indemnitee against any claim based on a misstatement or omission of a material fact relating to information about a series of the registered investment company that did not invest in the Schroder Core. The purpose of these cross-indemnity provisions is principally to limit the liability of Schroder Core to information that it knows or should know and can control. With respect to other prospectuses, other offering documents and proxy materials of investors in Schroder Core, its liability is similarly limited to information about and supplied by it.

         CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio. For example, if the Portfolio had a large investor other than the Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         The Fund may withdraw its entire investment from the Portfolio at any time, if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with the power to, and who did by a vote of the shareholders of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Trust Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would likely incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the Trust Board would consider appropriate alternatives, including the management of the Fund's assets in accordance with its investment objective and policies by SCMI, or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Trust Board decided not to permit SCMI to manage the Fund's assets, could have a significant impact on shareholders the Fund.

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

SUBADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine  04101

CUSTODIAN
The Chase Manhattan Bank, N.A.
Chase MetroTech Center
Brooklyn, New York  11245

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O. Box 446
Portland, Maine 04112

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
One Post Office Square
Boston, Massachusetts 02109

TABLE OF CONTENTS

PROSPECTUS SUMMARY............................3
EXPENSES OF INVESTING
    IN THE FUND...............................4
Fee Table.....................................4
Example.......................................4
FINANCIAL HIGHLIGHTS..........................5
INVESTMENT OBJECTIVE..........................6
INVESTMENT POLICIES...........................6
RISK CONSIDERATIONS...........................9
MANAGEMENT OF THE FUND........................9
Boards of Trustees............................9
Investment Adviser and Portfolio Managers.....9
Administrative Services......................10
Expenses.....................................11
Portfolio Transactions.......................11
Code of Ethics...............................12
INVESTMENT IN THE FUND.......................12
Purchase of Shares...........................12
Retirement Plans and
    Individual Retirement Accounts...........13
Statement of Intention.........................
Exchanges....................................13
Redemption of Shares.........................13
Net Asset Value..............................14
DIVIDENDS, DISTRIBUTIONS
    AND TAXES................................14
The Fund.....................................14
The Portfolio................................16
OTHER INFORMATION............................16
Capitalization and Voting....................16
Reports......................................17
Performance..................................17
Custodian and Transfer Agent.................17
Shareholder Inquires.........................17
Fund Structure...............................18

                      SCHRODER U.S. SMALLER COMPANIES FUND



                       STATEMENT OF ADDITIONAL INFORMATION
                                 OCTOBER 1, 1997


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                                [World Graphic]


INVESTMENT ADVISER
------------------
Schroder Capital Management International Inc. ("SCMI")

ADMINISTRATOR AND DISTRIBUTOR
-----------------------------
Schroder Fund Advisors, Inc. ("Schroder Advisors")

SUBADMINISTRATOR
----------------

Forum Administrative Services, LLC ("Forum")

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
--------------------------------------------
Forum Financial Corp. ("FFC")

GENERAL INFORMATION:                (207) 879-8903
ACCOUNT INFORMATION:                (800) 344-8332
FAX:                                (207) 879-6206



Investor Shares of Schroder U.S. Smaller Companies Fund (the "Fund") are offered for sale at net asset value with no sales charge as an investment vehicle for individuals, institutions, corporations and fiduciaries. Advisor Shares of the Fund also are offered for sale at net asset value with no sales charge to individual investors, in most cases through Service Organizations (as defined in the prospectus) at lower investment minimums but higher expenses than Investor Shares.

This Statement of Additional Information ("SAI") is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's current prospectuses dated October 1, 1997, as amended from time to time (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus and retained for future reference. All terms used in this SAI that are defined in the Prospectus have the meaning assigned in the Prospectus. You may obtain an additional copy of the Prospectus without charge by writing to the Fund at Two Portland Square, Portland, Maine 04101 or calling the numbers printed above.

       TABLE OF CONTENTS

               INTRODUCTION..................................................3
               INVESTMENT POLICIES...........................................3
               U.S. Government Securities....................................3
               Bank Obligations..............................................3
               Short-Term Debt Securities....................................3
               Repurchase Agreements.........................................4
               High Yield/Junk Bonds ........................................4
               Illiquid and Restricted Securities............................5
               Loans of Portfolio Securities.................................5
               Covered Calls and Hedging.....................................5
               Short Sales Against-the-Box...................................9
               INVESTMENT RESTRICTIONS.......................................9
               MANAGEMENT....................................................10
               Officers and Trustees.........................................10
               Investment Adviser............................................12
               Administrative Services.......................................13
               Distribution of Fund Shares...................................14
               Service Organizations.........................................15
               Portfolio Accounting..........................................16
               Fees and Expenses.............................................16
               PORTFOLIO TRANSACTIONS........................................17
               Investment Decisions..........................................17
               Brokerage and Research Services...............................17
               ADDITIONAL PURCHASE AND
                    REDEMPTION INFORMATION...................................18
               Determination of Net Asset Value Per Share....................18
               Redemption In-Kind............................................19
               TAXATION......................................................19
               OTHER INFORMATION.............................................20
               Organization..................................................20
               Capitalization and Voting.....................................21
               Principal Shareholders........................................22
               Performance Information.......................................22
               Custodian.....................................................23
               Transfer Agent and Dividend Disbursing Agent..................23
               Legal Counsel.................................................23
               Independent Accountants.......................................23
               Registration Statement........................................23
               Financial Statements..........................................23
               APPENDIX......................................................A-1

INTRODUCTION

Schroder U.S. Smaller Companies Fund is a diversified, separately managed series of Schroder Capital Funds (Delaware) (the "Trust"), an open-end management investment company currently consisting of eight separate series, each of which has a different investment objective and policies.

The Fund's investment objective is to seek capital appreciations by investing primarily in equity securities of companies domiciled in the U.S. that have market capitalizations, at the time of purchase of $1.5 billion or less. There can be no assurance that the Fund's investment objective will be achieved.

INVESTMENT POLICIES

The Fund's investment objective and policies authorize it to invest in certain types of securities and to engage in certain investment techniques as identified in "Investment Objective" and "Investment Policies" in the Prospectus. The following information supplements the discussion found in those sections by providing additional information or elaborating upon the discussion with respect to certain of those securities and techniques.

U.S. GOVERNMENT SECURITIES

The Fund may invest in obligations issued or guaranteed by the U.S. Government (or its agencies, instrumentalities or government-sponsored enterprises) that have remaining maturities not exceeding one year. Agencies, instrumentalities and government-sponsored enterprises that issue or guarantee debt securities have been established or sponsored by the U.S. Government and include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Student Loan Marketing Association. Except for obligations issued by the United States Treasury, the Government National Mortgage Association and other securities guaranteed by the United States Treasury, there can be no assurance that the U.S. Government will provide financial support to these obligations where it is not obligated to do so.

BANK OBLIGATIONS

The Fund may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances) whose total assets at the time of purchase in exceed $1 billion. Such banks must be members of the Federal Deposit Insurance Corporation.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

SHORT-TERM DEBT SECURITIES

The Fund may invest in commercial paper -- short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund for temporary defensive purposes consists of direct obligations of domestic issuers that at the time of investment are rated "P-1" by Moody's Investors Service ("Moody's") or "A-1" by Standard and Poor's ("S&P"), or securities which, if not rated, are issued by companies having an outstanding debt issue currently rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the rating "A-1" is the highest commercial paper rating assigned by S&P.

REPURCHASE AGREEMENTS

The Fund may invest in securities subject to repurchase agreements that mature in seven days or less with U.S. banks or broker- dealers. In a typical repurchase agreement the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. SCMI will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. If a seller defaults under a repurchase agreement, the Fund may have difficulty exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, SCMI reviews the credit-worthiness of banks and dealers with which the Fund enters into repurchase agreements.

HIGH YIELD/JUNK BONDS

The Fund may invest up to 5% of its assets in bonds rated below "Baa" by Moody's or "BBB" by S&P (commonly known as "high yield/high risk securities" or "junk bonds"). Securities rated lower than "Baa" by Moody's or "BBB" by S&P are classified as non-investment grade securities and are considered speculative. Junk bonds may be issued as a consequence of corporate restructurings (such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events) or by smaller or highly leveraged companies. Although the growth of the high yield securities market in the 1980's paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (1) the high yield bond market; (2) the value of high yield securities; and (3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goal, or to obtain additional financing. In addition, the market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Fund may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Fund's investment adviser.

Prices for junk bonds also may be affected by legislative and regulatory developments. For example, new federal laws require the divestiture by federally insured savings and loans associations of their investments in high yield bonds. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. These laws could adversely affect the Fund's net asset value and investment practices, the market for high yield securities, the financial condition of issuers of these securities, and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.

ILLIQUID AND RESTRICTED SECURITIES

"Illiquid and Restricted Securities" under "Investment Policies" in the Prospectus sets forth the circumstances in which the Fund may invest in "restricted securities". In connection with the Fund's original purchase of restricted securities it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the registration expenses of illiquid restricted securities may also be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund. When registration is required, however, a considerable period may elapse between the decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must: (1) on each business day, at least equal the market value of the loaned securities; and (2) must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When lending portfolio securities, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan plus the interest on the collateral securities.(less any finders' or administrative fees the Fund pays in arranging the loan). The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Trust's Board of Trustees (the "Trust Board"). The Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or SCMI. The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

COVERED CALLS AND HEDGING

As described in the Prospectus, the Fund may write covered calls on up to 100% of its total assets or employ one or more types of Hedging Instruments. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gain in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (1) sell Stock Index Futures; (2) purchase puts on such Futures or securities; or (3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Fund will normally purchase and then terminate the hedging position), the Fund may: (1) purchase Stock Index Futures; or (2) purchase calls on such Futures or on securities. The Fund's strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Fund's activities in the underlying cash market.

WRITING COVERED CALL OPTIONS. The Fund may write (I.E., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange; and (2) the calls are "covered" (I.E., the Fund owns the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Fund is exercised, the Fund forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

When the Fund writes a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Fund if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction". A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying security and the premium received. Any such profits are considered short-term capital gain for federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable securities until the call lapsed or was exercised.

The Fund may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

PURCHASING CALLS AND PUTS. The Fund may purchase put options ("puts") that relate to: (1) securities it holds; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its portfolio); or (3) broadly-based stock indices. The Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. The fund may purchase calls:
(1) as to securities, broadly-based stock indices or Stock Index Futures; or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written. A call or put may be purchased only if, after such purchase, the value of all put and call options held by the Fund would not exceed 5% of the Fund's total assets.

When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payments and the right to purchase the underlying investment. When the Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

When the Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future the Fund owns enables the Fund to attempt to protect itself during the put period against a decline below the exercise price in the value of the underlying investment by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or exceeds the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

Purchasing a put on either a stock index or on a Stock Index Future not held by the Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Fund's delivery of the underlying investment.

STOCK INDEX FUTURES. The Fund may buy and sell futures contracts only if they relate to broadly-based stock indices ("Stock Index Futures"). A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's Custodian in an account registered in the futures broker's name; the futures broker can gain access to that account only under specified conditions. As the Future is marked-to-market to reflect changes in its market value, subsequent margin payments (called variation margin) will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if the Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When the Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by the Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

ADDITIONAL INFORMATION ABOUT HEDGING INSTRUMENTS AND THEIR USE. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Fund has written options (or as to other acceptable escrow securities) so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond the Fund's control. The exercise by the Fund of puts on securities or Stock Index Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the underlying investment for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a call, a put or an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of such investments and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

REGULATORY ASPECTS OF HEDGING INSTRUMENTS AND COVERED CALLS. The Fund must operate within certain restrictions as to its long and short positions in Stock Index Futures and options thereon under a rule (the "CFTC Rule") adopted by the Commodity Futures Trading Commission (the "CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Fund from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. Under these restrictions the Fund will not, as to any positions, whether short, long or a combination thereof, enter into Stock Index Futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its total assets, with certain exclusions as defined in the CFTC Rule. Under the restrictions, the Fund also must, as to its short positions, use Stock Index Futures and options thereon solely for bona-fide hedging purposes within the meaning and intent of the applicable provisions under the CEA.

Transactions in options by the Fund are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities (including other investment companies having the same or an affiliated investment adviser). Position limits also apply to Stock Index Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act of 1940 (the "1940 Act"), when the Fund purchases a Stock Index Future, the Fund will maintain, in a segregated account or accounts with its custodian bank, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Stock Index Future, less the margin deposit applicable to it.

POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks discussed above, there is a risk in using short hedging by selling Stock Index Futures or purchasing puts on stock indices that the prices of the applicable index (thus the prices of the Hedging Instruments) will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the Hedging Instruments, the Fund may use Hedging Instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of such equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that where the Fund has used Hedging Instruments in a short hedge, the market may advance and the value of equity securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the Hedging Instruments and also experience a decline in value in its equity securities. However, while this could occur for a very brief period or to a very small degree, the value of a diversified portfolio of equity securities will tend to move over time in the same direction as the indices upon which the Hedging Instruments are based.

If the Fund uses Hedging Instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline; if the Fund then concludes not to invest in equity securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the equity securities purchased.

INVESTMENT RESTRICTIONS

The Fund's significant investment restrictions are described in the Prospectus. The following investment restrictions, except where stated to be non-fundamental policies, are also fundamental policies of the Fund and, together with the fundamental policies and investment objective described in the Prospectus, cannot be changed without the vote of a "majority" of the Fund's outstanding shares. Under the 1940 Act, such a "majority" vote is defined as the vote of the holders of the lesser of: (1) 67% or more of the shares present or represented by proxy at a meeting of shareholders, if the holders of more than 50% of the outstanding shares are present; or (2) more than 50% of the outstanding shares. Under these additional restrictions, the Fund cannot:

     1. Underwrite securities of other companies (except insofar as the Fund might be deemed to be an underwriter in the resale of any securities held in its portfolio);

     2. Invest in commodities or commodity contracts (other than Hedging Instruments, which it may use as permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract);

     3. Purchase securities on margin; however, the Fund may make margin deposits in connection with any Hedging Instruments, which it may use as permitted by any of its other fundamental policies;

     4. Purchase or write puts or calls except as permitted by any of its other fundamental policies;

     5. Lend money except in connection with the acquisition of that portion of publicly-distributed debt securities which the Fund's investment policies and restrictions permit it to purchase (see "Investment Objective" and "Investment Policies" in the Prospectus); the Portfolio may also make loans of portfolio securities (see "Loans of Portfolio Securities") and enter into repurchase agreements (see "Repurchase Agreements");

     6. Pledge, mortgage or hypothecate its assets to an extent greater than 10% of the value of the total assets of the Fund; however, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the Hedging Instruments, which it may use as permitted by any of its other fundamental policies;

     7. Invest in companies for the purpose of acquiring control or management thereof;

     8. Invest in interests in oil, gas or other mineral exploration or development programs (but may purchase readily marketable securities of companies which operate, invest in, or sponsor such programs); or

     9. Invest in real estate or in interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein.

MANAGEMENT

OFFICERS AND TRUSTEES

The following information relates to the principal occupations during the past five years of each Trustee and executive officer of the Trust and shows the nature of any affiliation with SCMI. Each of these individuals currently serves in the same capacity for Schroder Core.

PETER E. GUERNSEY, 75, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

JOHN I. HOWELL, 80, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

CLARENCE F. MICHALIS, 75, c/o the Trust, Two Portland Square, Portland, Maine - Trustee of the Trust; Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

HERMANN C. SCHWAB, 77, c/o the Trust, Two Portland Square, Portland, Maine - Chairman and Trustee of the Trust; retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

MARK J. SMITH*, 35, 33 Gutter Lane, London, England - President and Trustee of the Trust; Senior Vice President and Director of SCMI since April 1990; Director and Senior Vice President, Schroder Advisors.

MARK ASTLEY, 33, 787 Seventh Avenue, New York, New York - Vice President of the Trust; First Vice President of SCMI, prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1987.

ROBERT G. DAVY, 36, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director of SCMI and Schroder Capital Management International Ltd. since 1994; First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1986.

MARGARET H. DOUGLAS-HAMILTON, 55, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Secretary of SCM since July 1995; Senior Vice President (since April 1997) and General Counsel of Schroders Incorporated since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

RICHARD R. FOULKES, 51, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Deputy Chairman of SCMI since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd.
since 1989.

ROBERT JACKOWITZ, 30, 787 Seventh Avenue, New York, New York - Treasurer of the First Trust; Vice President of SCM since September 1995; Treasurer of SCM and Schroder Advisors since July 1995; Vice President of SCMI and SCM since April 1997; and Assistant Treasurer of Schroders Incorporated since January 1990.

JOHN Y. KEFFER, 54, Two Portland Square, Portland, Maine - Vice President of the Trust; President of FFC, the Fund's transfer and dividend disbursing agent and other affiliated entities including Forum Financial Services, Inc. and Forum Advisors, Inc.

JANE P. LUCAS, 35, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director and Senior Vice President SCMI; Director of SCM since September 1995; Director of Schroder Advisors since September 1996; Assistant Director Schroder Investment Management Ltd. since June 1991.

CATHERINE A. MAZZA, 37, 787 Seventh Avenue, New York, New York - Vice President of the Trust; President of Schroder Advisors since 1997; First Vice President of SCMI and SCM since 1996; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

MICHAEL PERELSTEIN, 41, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director since May 1997 and Senior Vice President of SCMI since January 1997; prior thereto, Managing Director of MacKay - Shields Financial Corp.

ALEXANDRA POE, 36, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust; Vice President of SCMI since August 1996; Fund Counsel and Senior Vice President of Schroder Advisors since August 1996; Secretary of Schroder Advisors; prior thereto, an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

THOMAS G. SHEEHAN, 42, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust; Managing Director, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

FARIBA TALEBI, 36, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Group Vice President of SCMI since April 1993, employed in various positions in the investment research and portfolio management areas since 1987; Director of SCM since April 1997.

JOHN A. TROIANO, 38, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Director of SCM since April 1997; Chief Executive Officer, since April 1, 1997, of SCMI and Managing Director and Senior Vice President of SCMI since October 1995; prior thereto, employed by various affiliates of SCMI in various positions in the investment research and portfolio management areas since 1981.

IRA L. UNSCHULD, 31, 787 Seventh Avenue, New York, New York - Vice President of the Trust; Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993.

CATHERINE S. WOOLEDGE, 55, Two Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since November 1996. Prior thereto, associate at Morrison & Foerster, Washington, D.C. from October 1994 to November 1996, associate corporate counsel at Franklin Resources, Inc. from September 1993 to September 1994, and prior thereto associate at Drinker Biddle & Reath, Philadelphia, PA.

*    Interested Trustee of the Trust within the meaning of the 1940 Act.

Schroder Advisors is a wholly owned subsidiary of SCMI, which is a wholly owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly owned U.S. subsidiary of Schroders plc. Schroder Capital Management Inc. ("SCM") is also a wholly owned subsidiary of Schroders Incorporated.

Officers and Trustees who are interested persons of the Trust receive no salary, fees or compensation from the Fund. Independent Trustees of the Trust receive an annual fee of $1,000 and a fee of $250 for each meeting of the Trust Board attended by them except in the case of Mr. Schwab, who receives an annual fee of $1,500 and a fee of $500 for each meeting attended. The Fund has no bonus, profit sharing, pension or retirement plans.

The following table provides the fees paid to each Trustee of the Trust for the twelve months ended May 31, 1997.

Name of Trustee                           Aggregate            Pension or     Estimated Annual    Total Compensation
                                  Compensation From   Retirement Benefits        Benefits Upon   From Trust And Fund
                                              Trust    Accrued As Part of           Retirement       Complex Paid To
                                                           Trust Expenses                                   Trustees
------------------------------- -------------------- --------------------- -------------------- ---------------------

Mr. Guernsey                                 $2,250                    $0                   $0                $2,250
Mr. Hansmann                                    750                     0                    0                   750
Mr. Howell                                    2,250                     0                    0                 2,250
Mr. Michalis                                  2,000                     0                    0                 2,000
Mr. Schwab                                    4,000                     0                    0                 4,000
Mr. Smith                                         0                     0                    0                     0

As of August 31, 1997, the officers and Trustees of the Trust owned, in the aggregate, less than 1% of the Fund's outstanding shares.

While the Trust is a Delaware business trust, certain of its Trustees or officers are residents of the United Kingdom and substantially all of their assets may be located outside of the U.S. As a result it may be difficult for U.S. investors to effect service upon such persons within the U.S. or to realize U.S. civil judgments against them. Civil remedies and criminal penalties under U.S. federal securities law may be unenforceable in the United Kingdom. Extradition treaties now in effect between the U.S. and the United Kingdom might not subject such persons to effective enforcement of the criminal penalties of such acts.

INVESTMENT ADVISER

SCMI, 787 Seventh Avenue, New York, New York 10019, serves as investment adviser to the Portfolio under an Investment Advisory Agreement between Schroder Core and SCMI. SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large worldwide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices in eighteen countries. The Schroder Group specializes in providing investment management services, with funds under management currently in excess of $175 billion as of June 30, 1997.

Under the Investment Advisory Agreement, SCMI is responsible for managing the investment and reinvestment of the Portfolio's assets and continuously reviews, supervises and administers its investments. In this regard, it is the responsibility of SCMI to make decisions relating to the Portfolio's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected . SCMI also furnishes to Schroder Core and the Trust Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Portfolio and the Fund.

Under the terms of the Investment Advisory Agreement, SCMI is required to manage the Portfolio's investment portfolio in accordance with applicable laws and regulations. In making its investment decisions, SCMI does not use material inside information that may be in its possession or in the possession of its affiliates.

The Investment Advisory Agreement continues in effect provided such continuance is approved annually: (1) by the holders of a majority of the outstanding voting securities of the Portfolio or by Schroder Core Board; and (2) by a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Agreement may be terminated without penalty by vote of the Schroder Core Board or the interstholders of the Portfolio shareholders of the Fund on 60 days' written notice to the investment adviser, or by the investment adviser on 60 days' written notice to Schroder Core, and it terminates automatically if assigned. The Investment Advisory Agreement also provides that, with respect to the Portfolio, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Agreement.

For providing advisory services to the Portfolio, SCMI is entitled to a fee of 0.50% of its average daily net assets for the first $100 million of the Portfolio's net assets, 0.40% of the next $150 million of average daily assets, and 0.35% of the Portfolio's average daily net assets in excess of $250 million. The following table shows the dollar amount of fees payable under the Investment Advisory Agreement, the amount of fee that was waived by SCMI, if any, and the actual fee received by SCMI. Prior to the Fund's restructuring on August 15, 1996, SCMI collected its advisory fees directly from the Fund.

                                   Advisory Fee   Advisory Fee    Advisory Fee
                                      Payable        Waived         Retained
                                  -------------   ------------    -------------
Period Ended May 31, 1997            $211,277       $35,396         $175,881
Year Ended October 31, 1996          $76,373        $16,090         $60,283
Year Ended October 31, 1995          $71,188        $0              $71,188
Year Ended October 31, 1994          $63,210        $0              $63,210


The Fund currently invests all of its assets in the Portfolio. The Fund may withdraw its investment from the Portfolio at any time if the Trust Board determines that it is in the best interests of the Fund and its shareholders to do so. Accordingly, the Trust retains SCMI as investment adviser to manage the Fund's assets in the event the Fund so withdraws its investment. As long as the Fund remains completely invested in the Portfolio (or any other investment company), SCMI is not entitled to receive an investment advisory fee with respect to the Fund. The investment advisory agreement between the Trust and SCMI with respect to the Fund is the same in all material respects as the Portfolio's Investment Advisory Agreement (except as to the parties, the fee and the circumstances under which fees will be paid and the jurisdiction whose laws govern the agreement). During a time that the Fund did not have substantially all of its assets invested in the Portfolio or another investment company, for providing investment advisory services under the investment advisory agreement for the Fund, SCMI would be entitled to receive an advisory fee of 0.60% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES

On behalf of the Fund, the Trust has entered into an Administration Agreement with Schroder Advisors, under which Schroder Advisors provides management and administrative services necessary for the operation of the Fund, including: (1) preparation of shareholder reports and communications; (2) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission and state securities commissions; and (3) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, if any, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly owned subsidiary of SCMI and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

During any period in which the Fund invests substantially all of its assets in the Portfolio, for providing administrative services Schroder Advisors is entitled to receive from the Fund a fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. During any period in which the Fund invests substantially all of its assets directly in securities, for providing administrative services SCMI would be entitled to receive a monthly fee from the Fund at the annual rate of 0.15% of the Fund's average daily net assets. The Administration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Schroder Advisors or by Schroder Advisors upon 60 days' written notice to the Trust.

The Trust has entered into a Subadministration Agreement with Forum. Under the Subadministration Agreement, Forum assists Schroder Advisors with certain of its responsibilities under the Administration Agreement, including shareholder reporting and regulatory compliance. During any period in which the Fund invests substantially all of its assets in the Portfolio, for providing subadministrative services Forum is entitled to a fee at the annual rate of 0.05% of the Fund's average daily net assets. During any period in which the Fund invests substantially all of its assets directly in securities, for providing administrative services Forum would be entitled to receive a monthly fee from the Fund at the annual rate of 0.10% of the Fund's average daily net assets. The Subadministration Agreement is terminable with respect to the Fund without penalty, at any time, by the Trust Board, upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Trust.

Under administration and subadministration agreements with Schroder Core, Schroder Advisors and Forum provide similar services to the Portfolio for which Forum is entitled to separate compensation at the annual rates of 0.10% of the Portfolio's average daily net assets. Schroder Advisors is not entitled to separate compensation for providing such services to the Portfolio. Accordingly, the fees paid by the Fund and/or Portfolio to SCMI and Schroder Advisors may equal up to 0.85% of the Fund's average daily net assets. The Portfolio's administration and subadministration agreements are the same in all material respects as the Fund's respective agreements except as to the parties, the circumstances under which fees will be paid and the fees payable thereunder.

The following table shows the dollar amount of fees payable under the Administration Agreement between the Fund and Schroder Advisors, the amount of fee waived by the Adviser, if any, and the actual fee received by Schroder Advisors. This data reflects fees payable under prior agreements as discussed below.

                                   Administration Fee  Administration Fee  Administration Fee
                                       Payable               Waived            Retained
                                 --------------------  ------------------  -------------------
Period Ended May 31, 1997              $26,410               $0               $26,410
Year Ended October 31, 1996            $41,063               $26,850          $14,213
Year Ended October 31, 1995            $35,594               $0               $35,594
Year Ended October 31, 1994            $31,690               $0               $31,690


The Trust formerly had entered into an Administrative Services Contract with Schroder Advisors that had substantially similar terms and provisions in all material respects as those of the Administration Agreement except as to the fees payable and the circumstances under which the fees were paid. Under this contract Schroder Advisors was entitled to a fee, payable monthly, at the annual rate of 0.25% of the first $100 million of Fund's average daily net assets, 0.20% of the next $150 million, and 0.175% on assets in excess of $250 million to the extent the Fund invested directly in securities. During the periods the contract was in effect, the Fund had invested substantially all of its assets in the Portfolio, and, accordingly, Schroder Advisors was entitled to a fee of 0.325% and was obligated to pay a fee to Forum Financial Services, Inc. ("FFSI") at the rate of 0.075% for services provided under a former Sub-Administration Agreement.

Under the former Sub-Administration Agreement among the Trust, SCMI, Schroder Advisors, and FFSI, which had substantially similar terms and provisions in all material respects to the current Subadministration Agreement for the Fund except as to the circumstances under which the fees were paid, payment for FFSI's services was made by Schroder Advisors and was not a separate expense of the Fund.

Under former administration and subadministration agreements with Schroder Core, Schroder Advisors and FFSI provided similar services to the Portfolio for which Schroder Advisors was entitled to compensation at the annual rate of 0.00% of the average daily net assets of the Portfolio and obligated to pay a fee to FFSI of 0.075% for sub-administration services. The Portfolio's administration and subadministration agreements were the same in all material respects as the Fund's respective agreements (except as to the parties, the circumstances under which fees were paid, the fees payable thereunder, and the jurisdiction whose laws govern the agreement).

DISTRIBUTION OF FUND SHARES

Schroder Advisors serves as Distributor of the Fund shares under a Distribution Agreement. Schroder Advisors is a wholly owned subsidiary of Schroders
Incorporated, the parent company of SCMI, and is a registered broker-dealer organized to act as administrator and/or distributor of mutual funds.

Under the Distribution Agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the Distribution Agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses for printing and distributing prospectuses and other sales materials to prospective investors, advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

Under a Distribution Plan (the "Plan") adopted by the Fund with respect to Advisor Shares only, the Trust may pay directly or may reimburse the investment adviser or a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") (the investment adviser or such registered broker-dealer, if so designated, being a "Distributor" of the Fund's shares) monthly (subject to a limit of 0.50% per annum of the Fund's average daily net assets) for: (1) advertising expenses including advertising by radio, television, newspapers, magazines, brochures, sales literature or direct mail; (2) costs of printing prospectuses and other materials to be given or sent to prospective investors;
(3) expenses of sales employees or agents of the Distributor, including salary, commissions, travel, and related expenses in connection with the distribution of Fund shares; and (4) payments to broker-dealers (other than the Distributor) or other organizations for services rendered in the distribution of the Fund's shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or organization has a distributing relationship. The maximum annual amount currently payable under the Plan is 0.25%, but no payments may be made under the Plan until the Trust Board so authorizes. Any payment made pursuant to the Plan is contingent upon the Trust Board's approval. The Fund is not liable for distribution expenditures of the Distributor in any given year in excess of the maximum amount (0.50% per annum of the Fund's average daily net assets) payable under the Plan in that year. Salary expenses of sales staff responsible for marketing shares of the Fund may be allocated among various series of the Trust that have adopted a Plan similar to that of the Fund on the basis of average net assets; travel expenses are allocated among the series of the Trust. The Trust Board has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

Without shareholder approval, the Plan may not be amended to increase materially the costs that the Fund may bear. Other material amendments to the Plan must be approved by the Trust , and by the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Trust Board and by the Trustees who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of the Fund. During the periods ended October 31, 1994, 1995, 1996, and the period ended May 31, 1997, the Fund neither accrued nor paid any dollars under the Plan.

SERVICE ORGANIZATIONS

The Fund may also contract with banks, trust companies, broker-dealers or other financial organizations ("Service Organizations") to provide certain administrative services for Advisor Shares of the Fund. The Fund may pay fees (which may vary depending upon the services provided) to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization had a servicing relationship. Services provided by Service Organizations may include:
(1) providing personnel and facilities necessary to establish and maintain certain shareholder accounts and records; (2) assisting in processing purchase and redemption transactions; (3) arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; (4) verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designated accounts;
(5) providing periodic statements of a client's account balances and, to the extent practicable, integrating such information with other client transactions;
(6) furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; (7) transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Fund to clients; and (8) such other services as the Fund or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither SCMI nor Schroder Advisors will be a Service Organization or receive fees for servicing. The Fund has no intention of making any such payments to Service Organizations with respect to accounts of institutional investors and, in any event, will make no such payments until the Trust Board specifically so authorizes.

Some Service Organizations could impose additional or different conditions on their clients, such as requiring them clients to invest more than the minimum investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts that might be paid to the Service Organization by the Fund. Each Service Organization agrees to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations would be urged to consult them regarding any such fees or conditions.

The Glass-Steagall Act and other applicable laws provide that banks may not engage in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank service organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Fund might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

PORTFOLIO ACCOUNTING

FFC, an affiliate of Forum, performs portfolio accounting services for the Fund pursuant to a Fund Accounting Agreement with the Trust. The Accounting Agreement is terminable with respect to the Fund without penalty, at any time by the Trust Board upon 60 days' written notice to FFC or by FFC upon 60 days' written notice to the Trust.

Under its agreement, FFC prepares and maintains the books and records of the Fund that are required to be maintained under the 1940 Act, calculates the net asset value per share of the Fund, calculates dividends and capital-gain distributions, and prepares periodic reports to shareholders and the Securities and Exchange Commission. For its services to the Fund, FFC is entitled to receive from the Trust a fee of $36,000 per year plus $12,000 per year for each class of the Fund above one. FFC is entitled to an additional $24,000 per year with respect to global and international funds. In addition, FFC is also is entitled to an additional $12,000 per year with respect to tax-free money market funds, funds with more than 25% of their total assets invested in asset-backed securities, funds that have more than 100 security positions, or funds that have a monthly portfolio turnover rate of 10% or greater.

FFC is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FFC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control. The Trust has agreed to indemnify and hold harmless FFC and its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and all other expenses arising out of or in any way related to FFC's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to FFC by an officer of the Trust duly authorized. This indemnification does not apply to FFC's actions taken or failures to act in cases of FFC's own bad faith, willful misconduct or gross negligence.

FFC assumed responsibility for fund accounting on August 15, 1994. Previously, these services were performed by Schroders Incorporated, the parent company of SCMI. For the fiscal years ended October 31, 1994, 1995, 1996, and the period ended May 31, 1997, the Fund and the Portfolio paid fund accounting fees of $28,797, $36,000, $37,972 and $21,000, respectively.

FEES AND EXPENSES

The Fund bears all costs of its operations other than expenses specifically assumed by Schroder Advisors or SCMI, including those expenses it indirectly bears through its investment in the Portfolio. The costs borne by the Fund include a pro rata portion of legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities, if any, and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and a proportionate amount of the total operating expenses of the Portfolio, including advisory fees paid to SCMI. Advisor Shares or Investor Shares also bear any class-specific expenses, such as fees payable to service organizations. Trust expenses directly attributed to the Fund are charged to the Fund; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for the Portfolio and for the other investment advisory clients of SCMI are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved, and a particular security may be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in SCMI's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Portfolio's portfolio transaction costs are borne pro rata by its investors, including the Fund.

BROKERAGE AND RESEARCH SERVICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among brokers. Also, a particular broker may charge different commissions according to the difficulty and size of the transaction, for example. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. For fiscal years ended October 31, 1994, 1995, 1996 and the period ended May 31, 1997, the Fund paid total brokerage commissions of $29,224, $34,391, $37,589 and $145,748, respectively.

The Investment Advisory Agreement authorizes and directs SCMI to place orders for the purchase and sale of the Fund's investments with brokers or dealers it selects and to seek "best execution" of such portfolio transactions. SCMI places all such orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, SCMI uses its best efforts to obtain for the Portfolio the most favorable price and execution available. The Portfolio may, however, pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. In seeking the most favorable price and execution, SCMI considers all factors it may deem relevant (including price, transaction size, the nature of the market for the security, the commission amount, the timing of the transaction (taking into account market prices and trends), the reputation, experience and financial stability of the broker-dealers involved, and the quality of service rendered by the broker-dealers in other transactions).

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, SCMI may receive research services from broker-dealers with which SCMI places the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such items as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to SCMI in advising various of its clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio. The investment advisory fee paid by the Portfolio is not reduced because SCMI and its affiliates receive such services.

As permitted by Section 28(e) of the 1934 Act, SCMI may cause the Portfolio to pay a broker-dealer that provides SCMI with "brokerage and research services" (as defined in the 1934 Act) an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction. In addition, SCMI may allocate brokerage transactions to broker-dealers who have entered into arrangements under which the broker-dealer allocates a portion of the commissions paid by the Portfolio toward payment of Portfolio expenses, such as custodian fees.

Subject to the general policies of the Portfolio regarding allocation of portfolio brokerage as set forth above, the Schroder Core Board has authorized SCMI to employ: (1) Schroder & Co. Inc. ("Schroder & Co.") an affiliate of SCMI, to effect securities transactions of the Portfolio on the New York Stock Exchange only; and (2) Schroder Securities Limited and its affiliates (collectively, "Schroder Securities"), affiliates of SCMI, to effect securities transactions of the Portfolio on various foreign securities exchanges on which Schroder Securities has trading privileges, provided certain other conditions are satisfied as described below.

Payment of brokerage commissions to Schroder & Co. or Schroder Securities for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on a securities exchange paid by a registered investment company to a broker that is an affiliated person of such investment company (or an affiliated person of another person so affiliated) not exceed the usual and customary broker's commissions for such transactions. It is the Portfolio's policy that commissions paid to Schroder & Co. or Schroder Securities will in SCMI's opinion be: (1) at least as favorable as commissions contemporaneously charged by Schroder & Co. or Schroder Securities, as the case may be, on comparable transactions for their most favored unaffiliated customers; and (2) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Schroder Core Board, including a majority of the non-interested Trustees, has adopted procedures pursuant to Rule 17e-1 promulgated by the Securities and Exchange Commission under Section 17(e) to ensure that commissions paid to Schroder & Co. or Schroder Securities by the Portfolio satisfy the foregoing standards. Such procedures will be reviewed at least annually by the Schroder Core Board, including a majority of the non-interested Trustees. The Schroder Core Board will also review all transactions at least quarterly for compliance with such procedures.

It is further a policy of the Portfolio that all such transactions effected for the Portfolio by Schroder & Co. on the New York Stock Exchange be in accordance with Rule 11a2-2(T) promulgated under the 1934 Act, which requires in substance that a member of such exchange not associated with Schroder & Co. actually execute the transaction on the exchange floor or through the exchange facilities. Thus, while Schroder & Co. will bear responsibility for determining important elements of execution such as timing and order size, another firm will actually execute the transaction.

Schroder & Co. pays a portion of the brokerage commissions it receives from the Portfolio to the brokers executing the Portfolio's transactions on the New York Stock Exchange. In accordance with Rule 11a2-2(T), Schroder Core has entered into an agreement with Schroder & Co. permitting it to retain a portion of the brokerage commissions paid to it by the Portfolio. This agreement has been approved by the Schroder Core Board, including a majority of the non-interested Trustees.

The Fund has no understanding or arrangement to direct any specific portion of its brokerage to Schroder & Co. and will not direct brokerage to Schroder & Co. in recognition of research services. The Fund paid no commissions to Schroder & Co. during the fiscal years ended October 31, 1994, 1995, 1996 and the period ended May 31, 1997.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

The net asset value per share of the Fund is determined as of 4:00 p.m. (Eastern time) each day the New York Stock Exchange (the "Exchange") is open. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the afternoon of valuation. The Exchange's most recent holiday schedule (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trust Board and Schroder Core Board have established procedures for the valuation of securities: (1) equity securities traded on a securities exchange or on the NASDAQ National Market System for which last sale information is regularly reported are valued at the last reported sales prices on their primary exchange or the NASDAQ National Market System that day (or, in the absence of sales that day, at values based on the last sale prices on the preceding trading day or closing mid-market prices); (2) NASDAQ and other unlisted equity securities for which last sale prices are not regularly reported but for which over-the-counter market quotations are readily available are valued at the most recently reported mid-market prices; (3) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the respective Board's procedures; (4) debt securities having a maturity in excess of 60 days are valued at the mid-market prices determined by a portfolio pricing service or obtained from active market makers on the basis of reasonable inquiry; and (5) short-term debt securities (having a remaining maturity of 60 days or less) are valued at cost, adjusted for amortization of premiums and accretion of discount.

Puts, calls and Stock Index Futures are valued at the last sales price on the principal exchange on which they are traded, or, if there are no transactions, in accordance with (1) above. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded in the Fund's books as an asset, and an equivalent deferred credit is recorded as a liability. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the option.

REDEMPTION IN-KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, the shareholder may incur brokerage costs in converting the securities to cash. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of the Fund's portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio.

TAXATION

Under the Code, the Fund and each other series established from time to time by the Trust Board is treated as a separate taxpayer for federal income tax purposes with the result that: (1) each such series must meet separately the income and distribution requirements for qualification as a regulated investment company; and (2) the amounts of investment income and capital gain earned are determined on a series-by-series (rather than on Trust-wide) basis.

The Fund qualified for its last fiscal year as a regulated investment company under Subchapter M of the Code and intends to so qualify each year so long as such qualification is in the best interests of its shareholders. To do so, the Fund intends to distribute to shareholders at least 90% of its "investment company taxable income" as defined in the Code (which includes, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss), and to meet certain diversification of assets, source of income, and other requirements of the Code. The Fund will therefore not be subject to federal income tax on its investment company taxable income and "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis (in accordance with a calendar year distribution requirement) are subject to a 4% nondeductible excise tax. To prevent this, the Fund must distribute for each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (excluding any capital gain or loss) for the calendar year; (2) at least 98% of the excess of its capital gain over capital loss realized during the one-year period ending October 31 of such year; and (3) all such ordinary income and capital gain for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions of investment company taxable income (including realized net short-term capital gain) are taxable to shareholders as ordinary income. Generally, dividends of investment income (but not capital gain) from the Fund will qualify for the federal dividends-received deduction for corporate shareholders to the extent such dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations, provided the Fund shares are held by said shareholders for more than 45 days. If securities held by the Fund are considered to be "debt-financed" (generally, acquired with borrowed funds), are held by the Fund for less than 46 days (91 days in the case of certain preferred stock), or are subject to certain forms of hedges or short sales, the portion of the dividends paid by the Fund that corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction.

Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time Fund shares have been held by a shareholder and are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund with respect to which capital-gain distributions have been paid will, to the extent of such capital-gain distributions, be treated as long-term capital loss (even though such shares may have been held by the shareholder for one year or less). Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment or distribution or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions to shareholders are taxable whether reinvested in additional shares or received in cash. Shareholders that reinvest distributions will have for federal income tax purposes a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

Distributions by the Fund reduce the net asset value of the Fund's shares. If a distribution reduces the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution, which will be returned to the investor in the form of a taxable distribution.

Upon redemption or sale of shares, a shareholder will realize a taxable gain or loss, which will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Fund may write, purchase or sell options or futures contracts. Unless the Fund is eligible to, and does, make a special election, such options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year (I.E., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless such special election is made, gain or loss from transactions in options and futures contracts will be 60% long-term and 40% short-term capital gain or loss.

Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's transactions in options and futures contracts. Under Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures.

The Trust is required to report to the Internal Revenue Service ("IRS") all distributions and gross proceeds from the redemption of Fund shares (except in the case of certain exempt shareholders). All such distributions and proceeds generally will be subject to the withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if: (1) the shareholder fails to furnish the Trust with and to certify the shareholder's correct taxpayer identification number or social security number; (2) the IRS notifies the Trust that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that it is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (I.E., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

OTHER INFORMATION

ORGANIZATION

The Trust was originally organized as a Maryland corporation on July 30, 1969. On February 29, 1988, the Trust was recapitalized to enable its board of directors to establish a series of separately managed investment portfolios, each having different investment objectives and policies. At the time of the recapitalization, the Trust's name was changed from "The Cheapside Dollar Fund Limited" to "Schroder Capital Funds, Inc." On January 9, 1996, the Trust was reorganized as a Delaware business trust. At that time, the Trust's name was changed to its present name. The Trust is registered as an open-end management investment company under the 1940 Act.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the series is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

CAPITALIZATION AND VOTING

The Trust has authorized an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series (such as the Fund) and may divide series into classes of shares, and the costs of doing so may be borne by the fund or Trust in accordance with the Trust Instrument. The Trust currently consists of eight separate series, each of which has a separate investment objective and policies. Some of the series offer two classes of shares, Investor Shares and Advisor Shares.

When issued for the consideration described in the prospectuses or under the applicable dividend reinvestment plan, shares are fully paid, nonassessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. Shares have no preemptive rights and have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. Each shareholder of record is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Shares of each class vote separately to approve investment advisory agreements or changes in investment objectives and other fundamental policies affecting the portfolio to which they pertain, but all classes vote together in the election of Trustees and ratification of the selection of independent accountants. Shareholders of any particular class are not be entitled to vote on any matters as to which such class are not affected.

The Trust does not hold annual meetings of shareholders. The matters considered at an annual meeting typically include the reelection of Trustees, approval of an investment advisory agreement, and the ratification of the selection of independent accountants. These matters are not submitted to shareholders unless a meeting of shareholders is held for some other reason, such as those indicated below. Each of the Trustees serves until death, resignation or removal. Vacancies are filled by the remaining Trustees, subject to the provisions of the 1940 Act requiring a meeting of shareholders for election of Trustees to fill vacancies. Similarly, the selection of independent accountants and renewal of investment advisory agreements for future years is performed annually by the Trust Board. Future shareholder meetings will be held to elect Trustees if required by the 1940 Act, to obtain shareholder approval of changes in fundamental investment policies, to obtain shareholder approval of material changes in investment advisory agreements, to select new independent accountants if the employment of the Trust's independent accountants has been terminated, and to seek any other shareholder approval required under the 1940 Act. The Trust Board has the power to call a meeting of shareholders at any time when it believes it is necessary or appropriate. In addition, the Trust Instrument provides that a special meeting of shareholders may be called at any time for any purpose by the holders of at least 10% of the outstanding shares entitled to be voted at such meeting.

In addition to the foregoing rights, the Trust Instrument provides that holders of at least two-thirds of the outstanding shares of the Trust may remove any person serving as a Trustee either by declaration in writing or at a meeting called for such purpose. Further, the Trust Board is required to call a shareholders meeting for the purpose of considering the removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In addition, the Trust Board is required, if requested in writing to do so by ten or more shareholders of record (who have been such for at least six months), holding in the aggregate the lesser of: (1) shares of the Trust having a total net asset value of at least $25,000; or (2) 1% of the outstanding shares of the Trust, to help such holders communicate with other shareholders of the Trust with a view to obtaining the requisite signatures to request a special meeting to consider Trustee removal.

PERFORMANCE INFORMATION

Performance quotations of the average annual total return and cumulative total return of each class of shares is provided in advertisements or reports to shareholders or prospective investors.

Quotations of average annual total return are expressed in terms of the average annual compounded rate of return of a hypothetical investment in a class of the Fund over periods of 1, 5 and 10 years (since commencement of operations), calculated pursuant to the following formula:

                                  P (1+T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of Fund and any class expenses (net of certain reimbursed expenses) on an annual basis and will assume that all dividends and distributions are reinvested in shares of the same class when paid.

As of May 31, 1997, the Fund's performance was as follows:

                                  INVESTOR SHARES                 ADVISOR SHARES
                                  ---------------                 --------------
Month Ended                           0.25%                            0.34%
Year to Date                          (1.49%)                          1.66%
12 Months Ended 4-30-97               5.20%                            N/A
1 Year Total Return                   10.93%                           N/A
3 Year Total Return                   27.40%                           N/A
5 Year Total Return                   N/A                              N/A
Since Inception                       24.91%                           27.23%


Quotations of cumulative total return will reflect only the performance of a hypothetical investment in a class of the Fund during the particular time period shown. Cumulative total returns vary based on changes in market conditions and the level of the Fund's and any applicable class expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating cumulative total return to current or prospective investors, these figures may also be compared with the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Investors who purchase and redeem shares of a class of the Fund through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: (1) account fees (a fixed amount per month or per year); (2) transaction fees (a fixed amount per transaction processed); (3) compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or (4) account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on these assets). Such fees have the effect of reducing the average annual or cumulative total returns for those investors.

PRINCIPAL SHAREHOLDERS

As of August 31, 1997, the following persons owned of record or beneficially 5% or more of the Fund's shares:

                                                                                                  Percent Of Class
Investor Sharesshareholder                                                  Share Balance              OF Fund
--------------------------                                                  -------------         -----------------

Schroder Nominees Limited                                                      530,191                 24.61%
120 Cheapside
London EC2V 6DS England

GOOSS & CO                                                                     215,072                 11.65%
c/o Chase Manhattan Bank
1211-6th Ave 35th Floor
New York, NY  10036

FTC & CO                                                                       212,477                  9.86%
Attn: DATALYNC #022
PO Box 173736
Denver, CO  80217-3736

Fleet National Bank TTEE                                                       145,885                  6.77%
FBO Durotest for Higgens Assoc
PO Box 92800
Rochester, NY  14692

Grace Church Co                                                                145,548                  6.76%
75 Wall Street 17th Floor
New York, NY  10265


Advisor Sharesshareholder
-------------------------
Donaldson Lufkin & Jenrette                                                     20,121                 68.68%
Securities Corporation
PO Box 2052
Jersey City, NY  10265

National Investor Services Corp                                                  9175                  31.32%
For Exclusive Benefit of Our Customers
55 Water Street
New York, NY  10041

CUSTODIAN

The Chase Manhattan Bank, through its Global Custody Division located in London, England, acts as custodian of the Portfolio's assets but plays no role in making decisions as to the purchase or sale of portfolio securities for the Portfolio. Pursuant to rules adopted under the 1940 Act, the Portfolio may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Core Trust Board following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Portfolio assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

FFC, Portland, Maine, acts as the Fund's transfer agent and dividend disbursing agent.

LEGAL COUNSEL

ROPES & GRAY, One International Place, Boston, Massachusetts 02110-2624, counsel to the Fund, passes upon certain legal matters in connection with the shares offered by the Funds.

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P. serves as independent accountants for the Fund. Coopers & Lybrand L.L.P. provides audit services and consultation in connection with review of U.S. Securities and Exchange Commission filings. Their address is One Post Office Square, Boston, Massachusetts 02109.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

The audited Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Investments, Notes to Financial Statements and Financial Highlights of the Fund for the fiscal year ended May 31, 1997 and the Report of Independent Accountants thereon (included in the Annual Report to shareholders), which are delivered along with this SAI, are incorporated herein by reference.

                                    APPENDIX

                      RATINGS OF CORPORATE DEBT INSTRUMENTS

                            MOODY'S INVESTORS SERVICE

                          FIXED-INCOME SECURITY RATINGS

"Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                            COMMERCIAL PAPER RATINGS

Moody's commercial paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to municipal commercial paper as well as taxable commercial paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
"Prime-1", "Prime-2", "Prime-3".

Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

                                STANDARD & POOR'S

                          FIXED-INCOME SECURITY RATINGS

An S&P's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The ratings are based on current information furnished by the issuer or obtained by S&P's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

"AAA" Fixed-income securities rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

                            COMMERCIAL PAPER RATINGS

S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

"A-1" Indicates that the degree of safety regarding timely payment is very strong.

"A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

"A-3"           Indicates   a   satisfactory   capacity   for  timely   payment.
                Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS

Included in the Prospectus:

      Financial Highlights for Schroder U.S. Smaller Companies Fund

Included in the Statement of Additional Information:

         Audited financial statements for the fiscal year ended May 31, 1997 including Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, Financial Highlights, Portfolio of Investments and Report of Independent Accountants for Schroder U.S. Smaller Companies Fund, filed with the Securities and Exchange Commission on August 6, 1997 for such Fund, accession number 0000889812-97-001630, pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and incorporated herein by reference.


(B) EXHIBITS:

Exhibit
-------
NOTE: * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE. ALL REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 2-34215.



         (1)* Trust Instrument of Registrant (filed as Exhibit (1) to PEA No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285).


         (2)* BYLAWS dated September 8, 1995 (filed as Exhibit (2) to Registrant's PEA No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

         (3)     Not Applicable

         (4)* Sections 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

                  SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by such record holders agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

                  SECTION 2.06 ESTABLISHMENT OF SERIES. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the

                    Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the
                    Shareholders of any Series of the Trust, to: establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series; to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine; to divide or combine the Shares or any Series or classes thereof into a greater or lesser number; to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares; and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares, and need not issue any shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

                    All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

                  Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

          (5) (a)* Investment Advisory Agreement between the Trust and Schroder Capital Management International Inc. dated January 9, 1996, with respect to Schroder U.S. Equity Fund (filed as Exhibit (5) to Registrant's PEA No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

               (b)* Investment Advisory Agreement between the Trust and Schroder
                    Capital Management International Inc. dated January 9, 1996, with respect to Schroder Emerging Markets Fund Institutional Portfolio, (filed as Exhibit 5(a) to Registrant's PEA No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285).

               (c)* Investment Advisory Agreement between the Trust and Schroder
                    Capital Management International, Inc. dated January 9, 1996, with respect to Schroder U.S. Smaller Companies Fund, Schroder Latin America Fund and International Equity Fund (filed as Exhibit 5(c) to Registrant's PEA No. 63 via EDGAR on July 18, 1997, accession number 0001004402-97-000035).

               (d)* Investment Advisory Agreement between the Trust and Schroder
                    Capital Management International Inc. dated March 15, 1996, with respect to Schroder International Smaller Companies Fund and Schroder Global Asset Allocation Fund (filed as
                    Exhibit 5(d) to Registrant's PEA No. 63 via EDGAR on July 18, 1997, accession number 0001004402-97-000035).

       (6)     (a)* Distribution  Agreement between the Trust and Schroder
                    Fund Advisors Inc. dated January 9, 1996, with respect to Schroder U.S. Equity Fund (filed as Exhibit (6) to Registrant's PEA No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

               (b)* Distribution  Agreement  between the Trust and Schroder Fund
                    Advisors Inc. dated January 9, 1996, as amended, with respect to Schroder Emerging Markets Fund

                    Institutional Portfolio, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder International Fund, Schroder International Smaller Companies Fund and Schroder Global Asset Allocation Fund (filed as Exhibit (6) to Registrant's Post Effective Amendment No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285).

     (7)  Not Applicable

     (8)* Global Custody Agreement between the Trust and The Chase Manhattan Bank, N.A. dated January 9, 1996, as amended May 3, 1996 (filed as Exhibit (8) to Registrant's PEA No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

     (9) (a) Administration Agreement between the Trust and Schroder Fund Advisors Inc. dated November 26, 1996, with respect to Schroder International Fund, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund and Schroder Global Asset Allocation Fund (filed herewith).


          (b)* Subadministration Agreement between the Trust and Forum Administrative Services, LLC dated February 1, 1997, with respect to Schroder International Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund and Schroder Global Asset Allocation Fund (filed as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

          (c)* Transfer Agency Agreement between the Trust and Forum Financial Corp. dated January 9, 1996, as amended, with respect to Schroder International Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund and Schroder Global Asset Allocation Fund (filed as Exhibit 9(c) to Registrant's PEA No. 46 and via EDGAR on January 10, 1996, accession number 0000912057-96-000285).

          (d)* Fund Accounting Agreement between the Trust and Forum Financial Corp. dated January 9, 1996, as amended, with respect to Schroder International Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Latin American Fund, Schroder Emerging Markets Fund - Institutional Portfolio, Schroder International Smaller Companies Fund and Schroder Global Asset Allocation Fund (filed as Exhibit 9(d) to Registrant's PEA No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).


      (10)     Not Applicable.


      (11)     Consent of Independent Auditors (filed herewith).

      (12)     Not Applicable.

      (13)     Not Applicable.

      (14)     Not Applicable.

     (15) (a)* Form of Master  Distribution Plan adopted by Registrant (filed as
               Exhibit 15(a) to Registrant's PEA No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285).

          (b)* Form of Distribution Plan Supplement with respect to each Fund (filed as Exhibit 15(b) to Registrant's PEA No. 46 via EDGAR on January 10, 1996, accession number 0000912057-96-000285).

     (16) (a)*  Schedule of Sample  Performance  Calculations  -- Schroder  U.S.
                Equity Fund (filed as Exhibit 16 to Registrant's PEA No. 61 via EDGAR on April 18, 1997, accession number 0000912057-97-013527).

          (b) Schedule of Sample Performance Calculations -- Schroder U.S. Smaller Companies Fund (filed herewith).

     (17)     Financial Data Schedule (filed herewith).

     (18)     Not Applicable.

Other Exhibits

         (A)* Copies of Powers of Attorney pursuant to which Trustees have signed this Post-Effective Amendment (filed as an Other Exhibits to Registrant's PEA No. 45).

         (B)* Copy of Power of Attorney pursuant to which Mr. Jackowitz has signed this Post-Effective Amendment (filed as an Other Exhibit to PEA No. 45).

         (C)* Copy of Power of Attorney pursuant to which the Trustees and President have signed this Post-Effective Amendment (filed as an Other Exhibit to PEA No. 62 via EDGAR on June 30, 1997, accession number 0001004402-97-000030).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                                                                        Number of Record Holders
                                                                                        ------------------------
                                  Title of Class                                          as of August 31, 1997
                                  --------------                                          ---------------------

     Schroder U.S. Equity Fund - Investor Shares                                                   586
     Schroder U.S. Equity Fund - Advisor Shares                                                     0
     Schroder International Fund - Investor Shares                                                 729
     Schroder International Fund - Advisor Shares                                                   0
     Schroder U.S. Smaller Companies Fund - Investor Shares                                        335
     Schroder U.S. Smaller Companies Fund - Advisor Shares                                          2
     Schroder Emerging Markets Fund Institutional Portfolio - Investor Shares                      26
     Schroder Emerging Markets Fund Institutional Portfolio - Advisor Shares                        1
     Schroder International Smaller Companies Fund - Investor Shares                                3
     Schroder International Smaller Companies Fund - Advisor Shares                                 0
     Schroder International Bond Fund                                                               0
     Schroder Latin America Fund                                                                    0
     Schroder Global Asset Allocation Fund                                                          0


ITEM 27.  INDEMNIFICATION.

In accordance with Section 3803 of the Delaware Business Trust Act, SECTION 5.2 of the Registrant's Trust Instrument provides as follows:

"5.2. Indemnification.

"(a)  Subject to the exceptions and limitations contained in Section (b) below:

"(i) Every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by them in connection with any claim, action, suit or proceeding in which they become involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by them in the settlement thereof;

"(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

"(b)  No indemnification shall be provided hereunder to a Covered Person:

"(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

"(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

"(A) By the court or other body approving the settlement;

"(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

"(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

"(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

"(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
(a) of this  Section  5.2 may be paid by the  Trust  or  Series  prior  to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by Covered Person to the Trust or Series if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

"(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions:
(i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

"(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The following are the directors and principal officers of Schroder, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States.

          David M. Salisbury. Chief Executive Officer, Director and Chairman of SCMI; Joint Chief Executive and Director of Schroder Ltd.

          Richard R. Foulkes. Deputy Chairman/Executive Vice President of SCMI. Mr. Foulkes is also a Director of Schroder Ltd.

          John A. Troiano. Chief Executive and Director of SCMI. Mr. Troiano is also a Director of Schroder Ltd.

          David Gibson. Senior Vice President and Director of SCMI. Director of Schroder Capital Management and Senior Vice President of Schroder Ltd.

          John S. Ager. Senior Vice President and Director of SCMI. Mr. Ager is also a Director of Schroder Ltd.

          Sharon L. Haugh. Executive Vice President and Director of SCMI, Director and Chairman of Schroder Advisors Inc., and Director of Schroder Ltd.

          Gavin D.L. Ralston. Senior Vice President and Managing Director of SCMI; Director of Schroder Ltd.

          Mark J. Smith. Senior Vice President and Director of SCMI. Mr. Smith is also Director of Schroder Ltd.

          Robert G. Davy. Senior Vice President. Mr. Davy is also a Director of Schroder Ltd. and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

          Jane P. Lucas. Senior Vice President and Director of SCMI; Director of Schroder Advisors Inc.; Director of Schroder Capital Management.

          C. John Govett. Director of SCMI; Group Managing Director of Schroder Ltd. And Director of Schroders plc.

          Phillipa J. Gould. Senior Vice President and Director of SCMI.

          Louise Croset. First Vice President and Director of SCMI, also First Vice President of Schroder Ltd.

          Abdallah Nauphal, Group Vice President and Director of SCMI.

ITEM 29. PRINCIPAL UNDERWRITERS.

(A) Schroder Fund Advisors Inc., the Registrant's principal underwriter, also serves as principal underwriter for WSIS Series Trust.

(B)  Following  is  information  with  respect to each  officer and  director of
Schroder Fund Advisors Inc., the Distributor of the shares of Schroder International Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund, Schroder International Bond Fund and Schroder Latin American Fund (each a series of the Registrant):

Catherine A. Mazza, President.

Mark J. Smith, Director and Senior Vice President.

Sharon L. Haugh, Chairman and Director.

Robert Jackowitz, Treasurer and CFO.

Alexandra Poe, Secretary and Senior Vice President.

Jane E. Lucas, Director.

* Address for each is 787 Seventh Avenue, New York, New York 10019 except for Mark J. Smith, whose address is 33 Gutter Lane, London, England, EC2V 8AS.

(C) Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Registrant with respect to Registrant's series pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Schroder Capital Management International Inc. (investment management records) and Schroder Fund Advisors Inc. (administrator and distributor records), 787 Seventh Avenue, New York, New York 10019, except that certain items will be maintained at the following locations:

(a)  Forum  Financial  Corp.,  Two  Portland  Square,   Portland,   Maine  04101
(shareholder and fund accounting records).

(b) Forum Administrative  Services,  LLC, Two Portland Square,  Portland,  Maine
04101   (corporate   minutes   and  all  other   records   required   under  the
Subadministration Agreement).

ITEM 31. MANAGEMENT SERVICES.

None.

ITEM 32. UNDERTAKINGS.


(a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, with respect to rule 485(b) under the Securities Act of 1933, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 30th day of September, 1997.

                                          SCHRODER CAPITAL FUNDS (DELAWARE)


                                          By:/s/  Catherine A. Mazza
                                             ------------------------------
                                                  Catherine A. Mazza
                                                  Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed below by the following persons on the 30th day of September, 1997.

         Signatures                                          Title
         ----------                                          -----
(a)      Principal Executive Officer

         Mark J. Smith                                      President

         By:/s/ Thomas G. Sheehan
            ----------------------
            Thomas G. Sheehan, Attorney-in-Fact

(b)      Principal Financial and
           Accounting Officer

         Thomas G. Sheehan                                  Acting Treasurer

         /s/ Thomas G. Sheehan
         ------------------------
         Thomas G. Sheehan, Attorney-in-Fact

(c)      Majority of the Trustees

         Peter E. Guernsey*                                 Trustee
         John I. Howell*                                    Trustee
         Hermann C. Schwab*                                 Trustee
         Clarence F. Michalis*                              Trustee

         *By: /s/ Thomas G. Sheeehan
             ----------------------------
             Thomas G. Sheehan, Attorney-in-Fact

                                   SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the Schroder Capital Funds has duly caused this Registration Statement for Schroder Capital Funds (Delaware) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 30th day of September, 1997.



                             SCHRODER CAPITAL FUNDS

                             By: /s/ Catherine A. Mazza
                                 ----------------------
                                 Catherine A. Mazza
                                 Vice President

                                INDEX TO EXHIBITS


                                                                     Sequential
Exhibit                                                              Page Number
-------                                                              -----------
(9)(a) Administration Agreement between the Trust and Schroder Fund Advisors Inc. dated November 26, 1996.

(11)     Consent of Independent Auditors.

(16)(b) Schedule of Sample Performance Calculations -- Schroder U.S. Smaller Companies Fund.

(17)     Financial Data Schedule - Schroder U.S. Smaller Companies.

                                                                  EXHIBIT (9)(A)

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                            ADMINISTRATION AGREEMENT


      AGREEMENT made this 26th day of November, 1996, between Schroder Capital Funds (Delaware) (the "Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at Two Portland Square, Portland, Maine 04101, and Schroder Fund Advisors Inc. ("Schroder"), a corporation organized under the laws of the State of Maryland.

      WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and is authorized to issue shares of beneficial interest in separate series and classes;

      WHEREAS, the Trust has entered into various Investment Advisory Agreements with Schroder Capital Management International Inc. (the "Adviser"), pursuant to which the Adviser provides investment advisory services for the Trust;

      WHEREAS, the Trust desires that Schroder perform certain administrative services for each series of the Trust as listed in Appendix A hereto (each a "Series") and each class of shares of each Series (each a "Class") and Schroder is willing to provide those services on the terms and conditions set forth in this Agreement;

      NOW, THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Trust and Schroder agree as follows:

      SECTION 1. APPOINTMENT. The Trust hereby appoints Schroder as administrator of the Trust and of each Series and any class of Shares thereof and Schroder hereby accepts such appointment, all in accordance with the terms and conditions of this Agreement. In connection therewith, the Trust has delivered to Schroder copies of its Trust Instrument and Bylaws, the Trust's Registration Statement and all amendments thereto filed pursuant to the Securities Act of 1933, as amended (the "Securities Act"), or the 1940 Act (the "Registration Statement"), and the current prospectus and statement of additional information of each Class of each Series (collectively, as currently in effect and as amended or supplemented, the "Prospectus"), all in such manner and to such extent as may from time to time be authorized by the Trust's Board of Trustees (the "Board"), and shall promptly furnish Schroder with all amendments of or supplements to the foregoing.

      SECTION 2. FURNISHING OF EXISTING ACCOUNTS AND RECORDS. The Trust shall promptly turn over to Schroder such of the accounts and records previously maintained by or for it as are necessary for Schroder to perform its functions under this Agreement. The Trust authorizes Schroder to rely on such accounts and records turned over to it and hereby indemnifies and will hold Schroder, its successors and assigns, harmless of and from any and all expenses, damages, claims, suits, liabilities, actions, demands and losses whatsoever arising out of or in connection with any error, omission, inaccuracy or other deficiency of such accounts and records or in the failure of the Trust to provide any portion of such or to provide any information needed by Schroder to knowledgeably perform its functions.

      SECTION 3.  ADMINISTRATIVE DUTIES

      (a) Subject to the direction and control of the Board and in cooperation with the Adviser, Schroder shall provide, or oversee, as applicable, administrative services necessary for the Trust's operations with respect to each Series except those services that are the responsibility of the Adviser or the Series' custodian or transfer agent, all in such manner and to such extent as may be authorized by the Board.

      (b) With respect to the Trust, each Series and each Class thereof, as applicable, Schroder shall:

          (i) oversee (A) the preparation and maintenance by the Adviser and the Trust's sub-administrator, custodian, transfer agent, dividend disbursing agent and fund accountant in such form, for such periods and in such locations as may be required by applicable law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law; (B) the reconciliation of account information and balances among the Adviser and the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant; (C) the transmission of purchase and redemption orders for Shares; (D) the notification to the Adviser of available funds for investment; and (E) the performance of fund accounting, including the calculation of the net asset value of the Shares;

          (ii) oversee the performance of administrative and professional services rendered to the Trust by others, including its sub-administrator, custodian, transfer agent and dividend disbursing agent as well as legal, auditing and shareholder servicing and other services performed for each Series or class thereof;

          (iii)oversee the preparation and the printing of the periodic updating of the Registration Statement and Prospectus, tax returns, and reports to shareholders, the Securities and Exchange Commission and state securities commissions;

          (iv) oversee the preparation of proxy and information statements and any other communications to shareholders;

          (v) at the request of the Board, provide the Trust with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust;

          (vi) provide the Trust, at the Trust's request, with the services of persons who are competent to perform such supervisory or administrative functions as are necessary for effective operation of the Trust;

          (vii)oversee the preparation, filing and maintenance of the Trust's governing documents, including the Trust Instrument and minutes of meetings of Trustees and shareholders;

        (viii) oversee  with the  cooperation  of the  Trust's  counsel,  the
               Adviser,   and   other   relevant   parties,    preparation   and
               dissemination of materials for meetings of the Board;

          (ix) monitor sales of Shares and ensure that such Shares are properly and duly registered with the Securities and Exchange Commission and applicable state securities commissions;

          (x) oversee the calculation of performance data for dissemination to information services covering the investment company industry, for sales literature of the Trust and other appropriate purposes;

          (xi) oversee the determination of the amount of, and supervise the declaration of, dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Series as a regulated investment company under the
               Internal Revenue Code of 1986, as amended, and prepare and distribute to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders; and

          (xii)advise the Trust and its Board on matters concerning the Trust and its affairs.

      (c) Schroder shall oversee the preparation and maintenance, or cause to be prepared and maintained, records in such form for such periods and in such locations as may be required by applicable regulations, all documents and records relating to the services provided to the Trust pursuant to this Agreement required to be maintained pursuant to the 1940 Act, rules and regulations of the Securities and Exchange Commission, the Internal Revenue Service and any other national, state or local government entity with jurisdiction over the Trust. The accounts and records pertaining to the Trust which are in possession of Schroder, or an entity subcontracted by Schroder, shall be the property of the Trust. The Trust, or the Trust's authorized representatives, shall have access to such accounts and records at all times during Schroder's, or its subcontractor's, normal business hours. Upon the reasonable request of the Trust, copies of any such accounts and records shall be provided promptly by Schroder to the Trust or the Trust's authorized representatives. In the event the Trust designates a successor to any of Schroder's obligations under this agreement, Schroder shall, at the expense and direction of the Trust, transfer to such successor all relevant books, records and other data established or maintained by Schroder, or its subcontractor, under this Agreement.

      SECTION 4.  STANDARD OF CARE

      (a) Schroder, in performing under the terms and conditions of this Agreement, shall use its best judgment and efforts in rendering the services described herein, and shall incur no liability for its status under this agreement or for any reasonable actions taken or omitted in good faith. As an inducement to Schroder's undertaking to render these services, the Trust hereby agrees to indemnify and hold harmless Schroder, its employees, agents, officers and directors, from any and all loss, liability and expense, including any legal expenses, arising out of Schroder's performance under this Agreement, or status, or any act or omission of Schroder, its employees, agents, officers and directors; provided that this indemnification shall not apply to Schroder's actions taken or failures to act in cases of Schroder's own bad faith, willful misconduct or gross negligence in the performance of its duties under this Agreement; and further provided, that Schroder shall give the Trust notice and reasonable opportunity to defend against any such loss, claim, damage, liability or expense in the name of the Trust or Schroder, or both. The Trust will be entitled to assume the defense of any suit brought to enforce any such claim or demand, and to retain counsel of good standing chosen by the Trust and approved by Schroder,such approval not to which approval shall be unreasonably withheldnot be withheld unreasonably. In the event the Trust does elect to assume the defense of any such suit and retain counsel of good standing approved by Schroder, the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in case the Trust does not elect to assume the defense of any such suit, or in case Schroder does not approve of counsel chosen by the Trust or Schroder has been advised that it may have available defenses or claims which are not available or conflict with those available to the Trust, the Trust will reimburse Schroder, its employees, agents, officers and directors for the fees and expenses of any one counsellaw firm retained as counsel by Schroder or them. Schroder may, at any time, waive its right to indemnification under this agreement and assume its own defense. The provisions of paragraphs (b) through (d) of this Section 4 should not in any way limit the foregoing:

      (b) Schroder may rely upon the advice of the Trust or of counsel, who may be counsel for the Trust or counsel for Schroder, and upon statements of accountants, brokers and other persons believed by it in good faith to be expert in the matters upon which they are consulted, and Schroder shall not be liable to anyone for any actions taken in good faith upon such statements.

      (c) Schroder may act upon any oral instruction which it receives and which it believes in good faith was transmitted by the person or persons authorized by the Board of the Trust to give such oral instruction. Schroder shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction.

      (d) Schroder shall not be liable for any action taken in good faith reliance upon any written instruction or certified copy of any resolution of the Board of the Trust, and Schroder may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Schroder to have been validly executed.

      (e) Schroder may rely and shall be protected in acting upon any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other paper document believed by it to be genuine and to have been signed or presented by the purchaser, Trust or other proper party or parties.

      SECTION 5.  EXPENSES

      (a) Subject to any agreement by Schroder or other person to reimburse any expenses of the Trust that relate to any Series, the Trust shall be responsible for and assume the obligation for payment of all of its expenses, including: (a) the fee payable under Section 6 hereof; (b) any fees payable to the Adviser; (c) any fees payable to Schroder; (d) expenses of issue, repurchase and redemption of Shares; (e) interest charges, taxes and brokerage fees and commissions; (f) the cost (or appropriate share thereof) of reasonable premiums for errors and omissions and other liability insurance policy of FFSI; (g) premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums;
(hg) fees, interest charges and expenses of third parties, including the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant; (ih) fees of pricing, interest, dividend, credit and other reporting services; (ij) costs of membership in trade associations; (kj) telecommunications expenses; (l) funds transmission expenses; (m) auditing, legal and compliance expenses; (n) costs of forming the Trust and maintaining its existence; (o) to the extent permitted by the 1940 Act, costs of preparing and printing the Series' Prospectuses, subscription application forms and shareholder reports and delivering them to existing shareholders; (p) expenses of meetings of shareholders and proxy solicitations therefore; (q) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts, of calculating the net asset value of shares of the Trust and of preparing tax returns; (r) costs of reproduction, stationery and supplies; (s) fees and expenses of the Trust's Trustees; (t) compensation of the Trust's officers and employees who are not employees of the Adviser or Sub- Schroder or their respective affiliated persons and costs of other personnel (who may be employees of the Adviser, Schroder or their respective affiliated persons) performing services for the Trust; (u) costs of Trustee meetings; (v) Securities and Exchange Commission registration fees and related expenses; (w) state or foreign securities laws registration fees and related expenses; and (x) all fees and expenses paid by the Trust in accordance with any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act or under any shareholder service plan or agreement.

      (b) If the aggregate expenses of every character incurred by, or allocated to, a Series in any fiscal year, other than interest, taxes, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and any extraordinary expense (including, without limitation, litigation and indemnification expense), but including the fees provided for in Section 6 and under an Advisory Agreement with respect to a Series ("includable expenses"), shall exceed the expense limitations applicable to that Series imposed by state securities law or regulations thereunder, as these limitations may be raised or lowered from time to time, Schroder shall pay that Series an amount equal to a percentage of that excess ("Schroder's reimbursement"), such Schroder's reimbursement to be in an amount set forth with respect to the Series in Appendix A to this Agreement. With respect to portions of a fiscal year in which this Agreement shall be in effect, the foregoing limitations shall be prorated according to the proportion which that portion of the fiscal year bear to the full fiscal year. At the end of each month of the Trust's fiscal year, Schroder will review the includable expenses accrued during that fiscal year to the end of the period and shall estimate the contemplated includable expenses for the balance of that fiscal year. If, as a result of that review and estimation, it appears likely that the includable expenses will exceed the limitations referred to in this Section 5(b) for a fiscal year, the monthly fees payable to Schroder under this contract for such month shall be reduced, subject to a later reimbursement to reflect actual expenses, by an amount equal to a percentage (which shall be equal to Schroder's reimbursement) of a pro rata portion (prorated on the basis of the remaining months of the fiscal year, including the month just ended) of the amount by which the includable expenses for the fiscal year (less an amount equal to the aggregate of actual reductions made pursuant to this provision with respect to prior months of the fiscal year) are expected to exceed the limitations provided in this Section 5(b). For purposes of the foregoing, the value of the net assets of each Series shall be computed in the manner specified in Section 6, and any payments required to be made by Schroder shall be made once a year promptly after the end of the Trust's fiscal year.

      SECTION 6.  COMPENSATION

      (a) In consideration of the services performed by Schroder under this Agreement, the Trust will pay Schroder, with respect to each Series, a fee at the annual rate, as listed in Appendix B hereto. Such fee shall be accrued by the Trust daily and shall be payable monthly in arrears on the first day of each calendar month for services performed under this agreement during the prior calendar month. (a) For the administrative services provided by the Sub-Administrator pursuant to this AgreementIf the fees payable pursuant to this provision begin to accrue before the end of any month or if this Agreement terminates before the end of any month, the fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement, the Trust shall pay to Sub- SchroderAdministrat such compensation as shall be payable prior to the effective date of such termination.

      (b) In the event that this agreement is terminated, Schroder shall be reimbursed for reasonable charges and disbursements associated with promptly transferring to its successor as designated by the Trust the original or copies of all accounts and records maintained by Schroder under this agreement, and cooperating with, and providing reasonable assistance to its successor in the establishment of the accounts and records necessary to carry out the successor's or other person's responsibilities.

      (c) Notwithstanding anything in this Agreement to the contrary, Schroder and its affiliated persons may receive compensation or reimbursement from the Trust with respect to (i) the provision of services on behalf of the Series in accordance with any distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act or (ii) the provision of shareholder support or other services, including fund accounting services or (iii) service as a Director or officer of the Fund.

      SECTION 7.  EFFECTIVENESS, DURATION AND TERMINATION

      (a) This Agreement shall become effective on the date first above written with respect to each Series of the Trust then existing and shall relate to every other Series as of the later of the date on which the Trust's Registration Statement relating to the shares of such Series becomes effective or the Series commences operations.

      (b) This Agreement shall continue in effect for twelve months and, thereafter, shall be automatically renewed each year for an additional term of one year.

      (c) This Agreement may be terminated with respect to a Series at any time, without the payment of any penalty, (i) by the Board on 60 days' written notice to Schroder or (ii) by Schroder on 60 days' written notice to the Trust. Upon receiving notice of termination by Schroder, the Trust shall use its best efforts to obtain a successor administrator. Upon receipt of written notice from the Trust of the appointment of a successor, and upon payment to Schroder of all fees owed through the effective termination date, and reimbursement for reasonable charges and disbursements, Schroder shall promptly transfer to the successor administrator the original or copies of all accounts and records maintained by Schroder under this agreement including, in the case of records maintained on computer systems, copies of such records in machine-readable form, and shall cooperate with, and provide reasonable assistance to, the successor administrator in the establishment of the accounts and records necessary to carry out the successor administrator's responsibilities. For so long as Schroder continues to perform any of the services contemplated by this Agreement after termination of this Agreement as agreed to by the Trust and Schroder, the provisions of Sections 4 and 6 hereof shall continue in full force and effect.

      SECTION 8.  ACTIVITIES OF SCHRODER

      (a) Except to the extent necessary to perform Schroder's obligations under this Agreement, nothing herein shall be deemed to limit or restrict the right of Schroder, or any affiliate of Schroder, or any employee of the Schroder, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, firm, individual or association.

      (b) Schroder may subcontract any or all of its functions or responsibilities pursuant to this Agreement to one or more corporations, trusts, firms, individuals or associations, which may be affiliates of Schroder, who agree to comply with the terms of this Agreement. Schroder may pay those persons for their services, but no such payment will increase Schroder's compensation from the Trust.

      SECTION 9.  COOPERATION WITH INDEPENDENT ACCOUNTANTS.
Schroder shall cooperate, if applicable, with the Trust's independent public accountants and shall take reasonable action to make all necessary information available to such accountants for the performance of their duties.

      SECTION 10. SERVICE DAYS. Nothing contained in this Agreement is intended to or shall require Schroder, in any capacity under this agreement, to perform any functions or duties on any day other than a business day of the Trust or of a Series. Functions or duties normally scheduled to be performed on any day which is not a business day of the Trust or of a Series shall be performed on, and as of, the next business day, unless otherwise required by law.


      SECTION 11. NOTICES. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing and shall be delivered in person, or by first-class mail, postage prepaid, or by overnight or two-day private mail service to the respective party. Notice to the Trust shall be given as follows or at such other address as the Trust may designate in writing:

           Schroder Capital Funds (Delaware)
           787 Seventh Avenue
           New York, New York 10019

      Notice to Schroder shall be given as follows or at such other address as Schroder may designate in writing:

           Schroder Fund Advisors Inc.
           787 Seventh Avenue
           New York, New York 10019

      Notices and other communications received by the parties at the addresses listed above shall be deemed to have been properly given.

         SECTION 12.  LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

      The Trustees of the Trust and the shareholders of each Series shall not be liable for any obligations of the Trust or of the Series under this Agreement, and Schroder agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Trust or the Series to which Schroder's rights or claims relate in settlement of such rights or claims, and not to the Trustees of the Trust or the shareholders of the Series.

      SECTION 13.  MISCELLANEOUS

      (a) No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto.

      (b) This Agreement may be executed in two or more counterparts, each of which, when so executed shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      (c) If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

      (d) Section and Paragraph headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.

      (e) This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Trust without the written consent of Schroder, or by Schroder, without the written consent of the Trust authorized or approved by a resolution of the Board.

      (f) This Agreement shall be governed by the laws of the State of New York.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

                                         SCHRODER CAPITAL FUNDS (DELAWARE)


                                         --------------------------------
                                         Laura E. Luckyn-Malone
                                           President

                                         SCHRODER FUND ADVISORS INC.


                                         ------------------------

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                            ADMINISTRATION AGREEMENT


                                   APPENDIX A
                               SERIES OF THE TRUST

      Schroder International Fund
      Schroder U.S. Smaller Companies Fund
      Schroder Latin American Fund
      Schroder Emerging Markets Fund Institutional Portfolio
      Schroder International Smaller Companies Fund
      Schroder Global Asset Allocation Fund

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                            ADMINISTRATION AGREEMENT

                                   APPENDIX B
                               ADMINISTRATION FEES


     Series Of The Trust                   Fee As % Of The Average Annual
     -------------------
     Daily Net Assets Of The Series
     ------------------------------

     Schroder International Fund      0.20% for the first $100 million;
                                      0.15% of the next $150 million; and
                                      0.125% of assets in excess of $250 million

     Schroder U.S. Smaller Companies Fund,
     Schroder Latin American Fund,
     Schroder Emerging Markets Fund
     Institutional Portfolio             0.15%

     Schroder International Smaller
     Companies Fund                      0.10%

     Schroder Global Asset Allocation Fund   0.125%

         During any period in which Schroder International Fund invests all (or substantially all) of its investment assets in a registered, open-end management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) of the Investment Company Act of 1940, the Trust shall pay Schroder a monthly fee on the first business day of each month based upon the average daily value of the net assets of the Fund during the preceding month at an annual rate of 0.15% of the average daily value of net assets of the Fund.

         During any period in which Schroder Emerging Markets Fund Institutional Portfolio invests all (or substantially all) of its investment assets in a registered, open-end management investment company, or separate series thereof, in accordance with Section 12(d)(1)(E) of the Investment Company Act of 1940, the Trust shall pay Schroder a monthly fee on the first business day of each month based upon the average daily value of the net assets of the Fund during the preceding month at an annual rate of 0.05% of the average daily value of net assets of the Fund.

     During any period in which Schroder U.S. Smaller Companies Fund invests all (or substantially all) of its investment assets in a registered, open-end management investment company, or separate series thereof, in accordance with
Section 12(d)(1)(E) of the Investment Company Act of 1940, the Trust shall pay Schroder a monthly fee on the first business day of each month based upon the average daily value of the net assets of the Fund during the preceding month at an annual rate of 0.25% of the average daily value of net assets of the Fund.

                                                                      EXHIBIT 11



                         CONSENT OF INDEPENDENT AUDITORS


To the Trustees of Schroder Capital Funds (Delaware):


We hereby consent to the following with respect to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A (File No. 2-34215) of Schroder Capital Funds (Delaware) (consisting of Schroder U.S. smaller Companies Fund (the "Fund"):

     1. The reference to our firm under the heading "Financial Highlights" in the Prospectus.

     2. The incorporation by reference of our report dated July 14, 1997 on our audit of the financial statements and financial highlights of the Fund, which report is included in the Fund's Annual Report for the period ended May 31, 1997, which are incorporated by reference in the Statement of Additional Information.

     3. The reference to our firm under the heading "Independent Accountants" in the Statement of Additional Information.

     4. The reference naming our firm as "Independent Accountants" on the back of the Investor Shares Prospectus.




                                                 /s/  Coopers & Lybrand L. L. P.
                                                 COOPERS & LYBRAND L.L.P.


Boston, Massachusetts
September 24, 1997

                                                                   EXHIBIT 16(b)



              SCHEDULE OF SAMPLE PERFORMANCE QUOTATION CALCULATIONS
             SCHRODER U.S. SMALLER COMPANIES FUND - INVESTOR SHARES

Note:  All performance is for the period ended: _______05/31/97_______

1.    AVERAGE ANNUAL TOTAL RETURN (PURSUANT TO SEC STANDARDIZED FORMULA)

      SEC Formula:   T = ({{[((ERV/P) - 1)(1 - S) - S](1 - R) - R} + 1}1 / n )-1

            where:   T = average annual total return
                     P = initial payment of $1,000
                     n = number of years
                     ERV = ending redeemable value of the initial payment at the end of the period
                     S = Maximum initial sales charge
                     R = Maximum redemption charge (calculated based on _______)(I.E., lower of purchase amount or redemption amount)

a. Average Annual Total Return (assuming deduction of the maximum sales/ --------------------------- purchase/redemption charges)

----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
              CAL YR      1 MTH      3 MTH       6 MTH        1 YR        3 YR       5 YR       10 YR       INCEPT
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   P($)        1000       1000        1000        1000        1000        1000       1000        1000        1000
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
  N(YR)                   1/12        1/4         1/2          1           3           5          10
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   ERV
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
    S
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
    R
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   T(%)
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------

b. Average Annual Total Return (assuming no deduction of sales/purchase/
   ---------------------------  redemption charges)

----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
              CAL YR      1 MTH      3 MTH       6 MTH        1 YR        3 YR       5 YR       10 YR       INCEPT
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   P($)        1000       1000        1000        1000        1000        1000       1000        1000        1000
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
  N(YR)        5/12       1/12        1/4         1/2          1           3           5          10         3.83
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   ERV       1100.40     1117.10    1080.70     1111.20     1109.30     2069.30        -          -        2347.30
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   T(%)       26.02      284.71      36.51       23.68       10.93       27.40         -          -         24.91
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------

2.    CUMULATIVE TOTAL RETURN (PURSUANT TO NON-STANDARDIZED FORMULA)

      Formula:  C = {{[(T + 1)n - 1 - R]/(1 - R)} + S}/(1 - S)

         where: C = cumulative total return of the investment over the specified period
                    T = average  annual total return (see above)
                    P = initial  payment  of  $1,000
                    n =  number of years
                    ERV = ending redeemable value of the initial payment at the end of the period

a. Cumulative Total Return (assuming deduction of the maximum sales/purchase/ ----------------------- redemption charges)

----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
              CAL YR      1 MTH      3 MTH       6 MTH        1 YR        3 YR       5 YR       10 YR       INCEPT
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   P($)        1000       1000        1000        1000        1000        1000       1000        1000        1000
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
  N(YR)                   1/12        1/4         1/2          1           3           5          10
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   ERV
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
    S
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
    R
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   C(%)
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------

b. Cumulative or Aggregate Total Return (assuming no deduction of sales/purchase ------------------------------------ /redemption charges)

----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
              CAL YR      1 MTH      3 MTH       6 MTH        1 YR        3 YR       5 YR       10 YR       INCEPT
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   P($)        1000       1000        1000        1000        1000        1000       1000        1000        1000
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
  N(YR)        5/12       1/12        1/4         1/2          1           3           5          10         3.83
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   ERV       1100.40     1117.10    1080.70     1111.20     1109.30     2069.30        -          -        2347.30
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   C(%)       10.04       11.71       8.07       11.12       10.93       106.93        -          -         134.73
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------

3.    30 DAY YIELD (PURSUANT TO SEC STANDARDIZED FORMULA)

      SEC Formula:         Y = 2{[(a - b)/(cd) + 1]6 - 1]}

         where:            Y = 30 day yield
                           a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

------------------------ ---------------------- ---------------------- ----------------------- ----------------------
         A($)                    B($)                     C                     D($)                   Y(%)
------------------------ ---------------------- ---------------------- ----------------------- ----------------------
------------------------ ---------------------- ---------------------- ----------------------- ----------------------
          N/A                     N/A                    N/A                    N/A                     N/A
------------------------ ---------------------- ---------------------- ----------------------- ----------------------

4.    30 DAY TAX-EQUIVALENT YIELD (PURSUANT TO SEC STANDARDIZED FORMULA)

      SEC Formula:         TEY = Y/(1 - TR)

           where:          TEY = 30 day tax-equivalent yield
                           Y = 30 day yield (see above)
                           TR = assumed applicable tax rate

----------------------------------------------------------- ---------------------------------------------------------
                          TR(%)                                                      TEY(%)
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                           N/A                                                        N/A
----------------------------------------------------------- ---------------------------------------------------------

5.    30-DAY DISTRIBUTION RATE (PURSUANT TO NON-STANDARDIZED FORMULA)

      Formula:        30 Day Distribution Rate ("Rate")= (ab)/c

           where:          Rate = 30 day distribution rate
                                    a = distributions in last 30 days
                                    b = number of 30 day periods in year
                                    c = maximum offering price per share on last day of period

----------------------------- ----------------------------- ---------------------------- ----------------------------
             A                             B                             C                         RATE(%)
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
            N/A                           N/A                           N/A                          N/A
----------------------------- ----------------------------- ---------------------------- ----------------------------

              SCHEDULE OF SAMPLE PERFORMANCE QUOTATION CALCULATIONS SCHRODER U.S. SMALLER COMPANIES FUND - ADVISOR SHARES

Note:  All performance is for the period ended:_______05/31/97________

1.    AVERAGE ANNUAL TOTAL RETURN (PURSUANT TO SEC STANDARDIZED FORMULA)

      SEC Formula:         T = ({{[((ERV/P)-1)(1-S)-S](1-R)-R}+1}1/n)-1

           where:          T = average annual total return
                           P = initial payment of $1,000
                           n = number of years
                           ERV = ending redeemable value of the initial payment at the end of the period
                           S = Maximum initial sales charge
                           R = Maximum redemption charge (calculated based on _______)(I.E., lower of purchase amount or redemption amount)

a. Average Annual Total Return (assuming deduction of the maximum sales/purchase --------------------------- /redemption charges)

----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
              CAL YR      1 MTH      3 MTH       6 MTH        1 YR        3 YR       5 YR       10 YR       INCEPT
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   P($)        1000       1000        1000        1000        1000        1000       1000        1000        1000
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
  N(YR)                   1/12        1/4         1/2          1           3           5          10
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   ERV
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
    S
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
    R
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   T(%)
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------

b. Average Annual Total Return (assuming no deduction of sales/purchase/ --------------------------- redemption charges)

----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
              CAL YR      1 MTH      3 MTH       6 MTH        1 YR        3 YR       5 YR       10 YR       INCEPT
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   P($)        1000       1000        1000        1000        1000        1000       1000        1000        1000
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
  N(YR)        5/12       1/12        1/4         1/2          1           3           5          10         .44
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   ERV       1098.80     1117.30    1079.90        -           -           -           -          -        1113.50
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   T(%)       25.56      269.11      35.68         -           -           -           -          -         27.23
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------

2. CUMULATIVE TOTAL RETURN (PURSUANT TO NON-STANDARDIZED FORMULA)

      Formula:  C = {{[(T + 1)n - 1 - R]/(1 - R)} + S}/(1 - S)

         where: C = cumulative total return of the investment over the specified period
                    T = average  annual total return (see above)
                    P = initial  payment  of  $1,000
                    n = number of years
                    ERV = ending redeemable value of the initial payment at the end of the period

a. Cumulative Total Return (assuming deduction of the maximum sales/purchase/ ----------------------- redemption charges)

----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
              CAL YR      1 MTH      3 MTH       6 MTH        1 YR        3 YR       5 YR       10 YR       INCEPT
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   P($)        1000       1000        1000        1000        1000        1000       1000        1000        1000
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
  N(YR)                   1/12        1/4         1/2          1           3           5          10
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   ERV
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
    S
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
    R
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   C(%)
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------

b. Cumulative Or Aggregate Total Return (assuming no deduction of sales/purchase ------------------------------------ /redemption charges)

----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
              CAL YR      1 MTH      3 MTH       6 MTH        1 YR        3 YR       5 YR       10 YR       INCEPT
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   P($)        1000       1000        1000        1000        1000        1000       1000        1000        1000
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
  N(YR)        5/12       1/12        1/4         1/2          1           3           5          10         .44
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   ERV       1098.80     1117.30    1079.90        -           -           -           -          -        1113.50
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------
   C(%)        9.88       11.73       7.99         -           -           -           -          -         11.35
----------- ----------- ---------- ----------- ----------- ----------- ----------- ---------- ----------- -----------

3.    30 DAY YIELD (PURSUANT TO SEC STANDARDIZED FORMULA)

      SEC Formula:         Y = 2{[(a - b)/(cd) + 1]6 - 1]}

         where:            Y = 30 day yield
                           a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

------------------------ ---------------------- ---------------------- ----------------------- ----------------------
         A($)                    B($)                     C                     D($)                   Y(%)
------------------------ ---------------------- ---------------------- ----------------------- ----------------------
------------------------ ---------------------- ---------------------- ----------------------- ----------------------
          N/A                     N/A                    N/A                    N/A                     N/A
------------------------ ---------------------- ---------------------- ----------------------- ----------------------

4.    30 DAY TAX-EQUIVALENT YIELD (PURSUANT TO SEC STANDARDIZED FORMULA)

      SEC Formula:         TEY = Y/(1 - TR)

           where:          TEY = 30 day tax-equivalent yield
                           Y = 30 day yield (see above)
                           TR = assumed applicable tax rate

----------------------------------------------------------- ---------------------------------------------------------
                          TR(%)                                                      TEY(%)
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                           N/A                                                        N/A
----------------------------------------------------------- ---------------------------------------------------------

5.    30-DAY DISTRIBUTION RATE (PURSUANT TO NON-STANDARDIZED FORMULA)

      Formula:        30 Day Distribution Rate ("Rate")= (ab)/c

           where:          Rate = 30 day distribution rate
                              a = distributions in last 30 days
                              b = number of 30 day periods in year
                              c = maximum offering price per share on last day
                             of period

----------------------------- ----------------------------- ---------------------------- ----------------------------
             A                             B                             C                         RATE(%)
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------
            N/A                           N/A                           N/A                          N/A
----------------------------- ----------------------------- ---------------------------- ----------------------------